As filed with the Securities and Exchange Commission on July 28, 1999
                                         Registration No. 33-57992
===========================================================================



             SECURITIES AND EXCHANGE COMMISION
                  WASHINGTON, D.C.  20549
                   _____________________

             POST-EFFECTIVE AMENDMENT NO. 6 TO
                         FORM S-6
         FOR REGISTRATION UNDER THE SECURITIES ACT
         OF 1933 OF SECURITIES OF UNIT INVESTMENT
             TRUSTS REGISTERED ON FORM N-8B-2
                  ______________________

A.   Exact Name of Trust:
        GOVERNMENT SECURITIES EQUITY TRUST SERIES 5

B.   Name of depositor:
            PRUDENTIAL SECURITIES INCORPORATED

C.   Complete address of depositor's principal executive office:
                     One Seaport Plaza
                     199 Water Street
                 New York, New York  10292

D.   Name and complete address of agent for service:
                                            Copy to:
           LEE B. SPENCER, JR., ESQ.              KENNETH W. ORCE, ESQ.
      PRUDENTIAL SECURITIES INCORPORATED         CAHILL GORDON & REINDEL
              One Seaport Plaza                      80 Pine Street
               199 Water Street                 New York, New York  10005
           New York, New York  10292

It is proposed that this filing will become effective (check appropriate box).
 __
/__/ immediately upon filing on (date) pursuant to paragraph (b);
 __
/X_/ on July 31, 1999 pursuant to paragraph (b);
 __
/__/ 60 days after filing pursuant to paragraph (a);
 __
/__/ on (date) pursuant to paragraph (a) of Rule 485.

CUSIP: 383741501R

                  Government Securities Equity Trust Series 5

--------------------------------------------------------------------------------

The objectives of the Trust are to attempt to obtain safety of capital through investment in stripped United States Treasury issued notes or bonds paying no current interest and to attempt to provide for capital appreciation through investment in shares of the DelCap Fund A Class of the DelCap Fund series (the 'Fund'), one of the two series of Delaware Group Equity Funds IV, Inc., an open-end, series, registered, management investment company. The objective of the Fund is long-term capital growth which the Fund attempts to achieve by investing in common stocks and securities convertible into common stocks of companies that have a demonstrated history of growth and have the potential to support continued growth. Units of the Trust may be suited for purchase by Individual Retirement Accounts, Keogh Plans and other tax-deferred retirement plans.
--------------------------------------------------------------------------------
Sponsor:
                                              Prudential Securities (LOGO)
--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------
Please Read and Retain                                 Prospectus dated
This Prospectus for Future Reference                   July 31, 1999

--------------------------------------------------------------------------------

    This Prospectus does not contain all the information with respect to the investment company set forth in its registration statement and exhibits relating thereto which have been filed with the Securities and Exchange Commission, Washington, D.C. under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.
--------------------------------------------------------------------------------

The Trust

    Government Securities Equity Trust Series 5 consists of one underlying unit investment trust (the 'Trust' or 'GSET' as the context requires), composed of stripped United States Treasury issued notes or bonds bearing no current interest (the 'Treasury Obligations') and shares of the DelCap Fund A Class (the 'Fund Shares') of the DelCap Fund series (the 'Fund'), one of the two series of Delaware Group Equity Funds IV, Inc. an open-end, series, registered management investment company, or contracts and funds for the purchase thereof (the Treasury Obligations and the Fund Shares, collectively, the 'Securities'). The Trust contains Treasury Obligations maturing in approximately eight years from the Date of Deposit and Fund Shares.

    The objectives of the Trust are to attempt to obtain safety of capital through investment in stripped United States Treasury issued notes or bonds paying no current interest and to attempt to provide for capital appreciation through investment in shares of the Fund. The objective of the Fund is long-term capital growth which the Fund attempts to achieve by investing in common stocks and securities convertible into common stocks of companies that have a demonstrated history of growth and have the potential to support continued growth. The Fund may write covered call options on securities held in the Fund, may invest up to 2% of its total assets in put options on securities held in the Fund, may engage in transactions in options on stock indices for non-speculative purposes, and may invest in foreign securities. There is, of course, no assurance that the Trust's objectives will be achieved.

    The Trust is structured to contain a sufficient amount of Treasury Obligations to insure that an investor will receive, at the scheduled termination of such Trust, $20.00 per unit. However, an investor holding his Units to Trust termination may suffer a loss to the extent the investor's purchase cost of a Unit exceeds $20.00 since the capital protection is limited to the aggregate maturity value per Unit of Treasury Obligations. An investor who sells his Units prior to Trust termination may suffer a loss to the extent that the price he receives upon the sale of his Units is less than the purchase price of his Units. The price paid for a Unit may differ from that set forth herein due to changes in the value of the Securities in the portfolio. There is no assurance that a purchaser of Units on the date of the Prospectus or subsequent to such date will receive, upon termination, the purchase price per Unit. The Fund has not been structured to generate dividends and therefore dividend distributions by the Trust are likely to be insignificant. The maximization of dividend income is not an objective of the Trust. The Trust is 'concentrated' in Fund Shares, so investors should be aware that the potential for capital appreciation is directly related to the investment performance of the Fund itself.

    Subsequent to the Date of Deposit the Sponsor may, from time to time, deposit additional Treasury Obligations and Fund Shares in the Trust while maintaining the proportionate relationship between the maturity amount of the Treasury Obligations and the number of Fund Shares immediately prior to such deposit. Any additional Treasury Obligations added to the Trust will be United States Treasury notes or bonds substantially identical to those then held in the Trust.

The Fund

    The objective of the Fund is long-term capital growth. The strategy will be to invest primarily in common stocks that, in the judgment of Delaware Management Company ('Delaware Management'), a series of Delaware Management Business Trust, the Fund's Investment Manager, are of superior quality and those securities convertible into such common stocks.

    Securities purchased will be of companies whose earnings Delaware Management believes will grow more rapidly than the average of those listed in the Standard & Poor's ('S&P') 500 Stock Index. Delaware Management's emphasis will be on the securities of companies that, in its judgment, have the characteristics that will enable them to grow faster than the economy as measured by the Index.

    This judgment will be based on the financial strength of the company, the expertise of its management, the growth potential of the company within its industry and the growth potential of the industry itself.

    Delaware Management will focus primarily on those securities of companies it believes have established themselves within their industry while maintaining growth potential. If Delaware Management believes that market conditions warrant, the Fund may employ option strategies. Also, on a temporary, defensive basis, Delaware Management may invest in fixed income obligations.

    Although the Fund will constantly strive to attain the objective of long-term capital growth, there can be no assurance it will be attained. The objective of the Fund may be changed without shareholder approval. There is, of course, no guarantee that the Fund's investment objective will be achieved.

Investment Risks

    Investors should be aware of the risks which an investment in Units of the Trust may entail. During the life of the Trust, the value of the portfolio Securities and hence the Units may fluctuate and therefore the Public Offering Price and Redemption Price per Unit may be more or less than the price paid by the investor. The value of the Treasury Obligations will fluctuate inversely with changes in interest rates and the value of Fund Shares will vary as the value of the underlying portfolio securities of the Fund increases or decreases. The Treasury Obligations are subject to substantially greater price fluctuations during periods of changing interest rates than securities of comparable quality which make periodic interest payments. See 'The Trust--Stripped U.S. Treasury Obligations.' Although the Trust is structured to return to an initial Unit Holder his purchase cost of a Unit through the distribution of the Treasury Obligations' maturity value on the mandatory termination date of the Trust, an investor will have included the accrual of original issue discount on such Treasury Obligations in income for federal income tax purposes and will have paid federal income tax on such accrual. An investor holding his Units to Trust maturity may suffer a loss to the extent the investor's purchase cost of a Unit exceeds $20.00 since the capital protection is limited to the aggregate maturity value per Unit of Treasury Obligations. Similarly, an investor who sells his Units prior to Trust maturity may suffer a loss to the extent that the price he receives upon the sale of his Units is less than the purchase price of his Units.

Distributions

    Distributions, if any, of dividends and 12b-1 fee amounts received by the Trust from the Sponsor in respect of Fund Shares (net of Trust expenses), distributions of any net capital gains received in respect of Fund Shares and proceeds of the sale of Fund Shares not used to redeem Units will be made quarterly on or shortly after the Quarterly Distribution Date to Unit Holders of record on the Quarterly Record Date immediately preceding such Quarterly Distribution Date. No distribution will be made if the amount available for distribution is less than $2.50 per 100 Units (see 'Rights of Unit Holders--Distributions'). Alternatively, Unit Holders may have their distributions reinvested (see 'Reinvestment of Trust Distributions'). Accrual of original issue discount on the Treasury Obligations will not be distributed on a current basis, although Unit Holders will be subject to income tax at ordinary income rates as if a current distribution of such amounts had been made (see 'Tax Status of the Trust' herein). Upon termination of the Trust, the Trustee will distribute, upon surrender of Units for cancellation, to each Unit Holder, his pro rata share of such Trust's net assets including the proceeds of Fund Shares sold unless a Unit Holder elects to receive Fund Shares pursuant to an 'in kind' distribution of the number of Fund Shares attributable to his Units, in the manner set forth under 'Amendment and Termination of the Indenture--Termination' herein. Upon termination, a Unit Holder may invest the proceeds from the Treasury Obligations in Fund Shares at such shares' net asset value.

Public Offering Price

    The Public Offering Price of the Units is computed by adding to the aggregate bid side evaluation of the Treasury Obligations the aggregate net asset value of Fund Shares in the Trust, dividing such sum by the number of Units outstanding and then adding a sales charge of 5.25% of the Public Offering Price (5.541% of the net amount invested). Any money in the Income and Principal Accounts other than money required to redeem tendered Units will be added to the Public Offering Price. The sales charges is reduced on a graduated scale for sales involving at least 1,667 Units (see 'Public Offering of Units--Volume Discount'). The minimum purchase is 100 Units except the minimum purchase is 25 Units in the case of Individual Retirement Accounts, Keogh Plans and other tax-deferred retirement plans.

Secondary Market

    The Sponsor, although not obligated to do so, presently intends to maintain a secondary market to repurchase the Units based on the aggregate bid side evaluation of the Treasury Obligations and the net asset value of the Fund Shares (excluding any sales charge on Fund Shares). If such market is not maintained, a Unit Holder will be able to dispose of his

Units through redemption at prices based on the aggregate bid side evaluation of the Treasury Obligations and the net asset value of the Fund Shares (see 'Rights of Unit Holders--Redemption' herein). Market conditions may cause such prices to be greater or less than the amount paid for Units and may result in a loss to a Unit Holder upon the disposition of a Unit.

Special Considerations

    An investment in Units of the Trust should be made with an understanding of the risks entailed in an investment in (i) the stripped United States Treasury issued notes or bonds bearing no current interest and (ii) a mutual fund which invests in the type of equity securities in which the Fund invests. The Trust's objectives are to attempt to obtain safety of capital through investment in the stripped United States Treasury issued notes or bonds paying no current interest and to attempt to provide for capital appreciation through an investment in Fund Shares. The Trust is 'concentrated' in Fund Shares so investors should be aware that the potential for capital appreciation is directly related to the investment performance of the Fund itself. Additionally, changes in the price of the Treasury Obligations and changes in the net asset value of the Fund Shares will affect the price of the Trust's Units.

                               Portfolio Summary

    $18,500,000 face amount of Treasury Obligations maturing on August 15, 2007 and 286,639 Fund Shares were held in the Trust on July 1, 1999. The Treasury Obligations and the Fund Shares represented 59.5% and 40.5%, respectively, of the total of the aggregate bid side evaluation of Treasury Obligations in the Trust and the aggregate value of Fund Shares.

                        SUMMARY OF ESSENTIAL INFORMATION
                  GOVERNMENT SECURITIES EQUITY TRUST SERIES 5
                               As of July 1, 1999

AGGREGATE MATURITY VALUE OF TREASURY OBLIGATIONS...........................................   $18,500,000.00

AGGREGATE NUMBER OF FUND SHARES............................................................          286,639

NUMBER OF UNITS............................................................................          925,000

FRACTIONAL UNDIVIDED INTEREST IN THE TRUST REPRESENTED BY EACH UNIT........................      1/925,000th

PUBLIC OFFERING PRICE

     Aggregate bid side evaluation of Treasury Obligations in the Trust....................   $11,382,865.00

     Aggregate value of Fund Shares(D)(D)..................................................     7,759,317.73

     Aggregate cash value..................................................................       (14,697.40)
                                                                                              --------------

     Total.................................................................................   $19,127,485.33
                                                                                              --------------
                                                                                              --------------

     Divided by 925,000 Units..............................................................           20.678

     Plus sales charge of 5.25% of Public Offering Price (5.541% of net amount
     invested)*............................................................................             1.15
                                                                                              --------------

     Public Offering Price per Unit(D)(D)(D)...............................................   $       21.828
                                                                                              --------------
                                                                                              --------------

REDEMPTION AND SPONSOR'S REPURCHASE PRICE PER UNIT (based on bid side evaluation of underlying Treasury Obligations and net asset value of the Fund Shares, $1.15 less than
  Public Offering Price per Unit)(D)(D)....................................................   $       20.678

QUARTERLY RECORD DATES: January 1, April 1, July 1, October 1.

QUARTERLY DISTRIBUTION DATES: January 15, April 15, July 15, October 15.

TRUSTEE'S ANNUAL FEE** (including estimated expenses and Evaluator's fee): $1.83 per 100
  Units outstanding.

EVALUATOR'S FEE FOR EACH EVALUATION OF TREASURY OBLIGATIONS: $5.00

EVALUATION TIME: 4:00 P.M. New York time (i.e. the close of regular trading on the New York
  Stock Exchange.)

MANDATORY TERMINATION DATE: August 15, 2007.

MINIMUM VALUE OF TRUST: The Trust may be terminated if the value of Trust assets at any time is less than $33,200,000.

DATE OF DEPOSIT: April 8, 1993(D).

------------
  (D) The Date of Deposit is the date on which the Trust Indenture and Agreement was signed and the initial deposit of Securities with the Trustee was made.

 (D)(D) Calculated by multiplying aggregate number of Fund Shares by the current net asset value per share (excluding any sales load on the Fund Shares).

(D)(D)(D) This Public Offering Price is computed as of July 1, 1999 and may vary from the Public Offering Price on the date of this Prospectus or any subsequent date.

  * Certain transactions are entitled to a reduced sales charge. (See 'Public Offering of Units--Volume Discount'.) ** Based on Trust size of 1,499,999 or fewer Units
------------
     For an explanation of the management fees paid by the Fund see page B-10.

<AUDIT-REPORT>

                         INDEPENDENT AUDITORS' REPORT

THE UNIT HOLDERS, SPONSOR AND TRUSTEE
GOVERNMENT SECURITIES EQUITY TRUST SERIES 5

We have audited the statement of financial condition and schedule of portfolio securities of the Government Securities Equity Trust Series 5 as of March 31, 1999, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Trustee (see Footnote
(a)(1)). Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.

Our procedures included confirmation of the securities owned as of March 31, 1999 as shown in the statement of financial condition and schedule of portfolio securities by correspondence with The Chase Manhattan Bank, the Trustee. An audit also includes assessing the accounting principles used and the significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Government Securities Equity Trust Series 5 as of March 31, 1999, and the results of its operations and the changes in its net assets for each of the three years in the period then ended in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

July 15, 1999
New York, New York
                                      A-1
</AUDIT-REPORT>

                              STATEMENT OF FINANCIAL CONDITION

                       GOVERNMENT SECURITIES EQUITY TRUST SERIES 5

                                      March 31, 1999

                                      TRUST PROPERTY

Investments in Securities at market value (amortized cost
  $17,376,993 including accreted interest of $2,046,818)
  (Note (a) and Schedule of Portfolio Securities Notes (4) and
  (5))                                                                     $19,120,773

Other receivable                                                                19,142

          Total                                                             19,139,915

                                 LIABILITIES AND NET ASSETS

Less Liabilities:

   Accrued Trust fees and expenses                                               6,873

   Advance from Trustee                                                         10,256

           Total liabilities                                                    17,129

Net Assets:

   Balance applicable to 950,000 Units of fractional undivided interest issued and outstanding (Note (c)):

      Capital, plus unrealized market appreciation
        of $1,743,780                                         $19,120,773

      Undistributed principal and net investment
        income (Note (b))                                           2,013

          Net assets                                                       $19,122,786

Net asset value per Unit ($19,122,786 divided by 950,000 Units)             $  20.1292

                             See notes to financial statements

                                  STATEMENTS OF OPERATIONS

                       GOVERNMENT SECURITIES EQUITY TRUST SERIES 5

                                                     For the years ended March 31,
                                                   1999          1998         1997
Investment income (Note (a)(2):
   Interest                                      $  774,172    $  919,285   $1,086,895

   Dividends                                           -             -         191,351

   Other income                                      22,970        27,515       41,386

          Total income                              797,142       946,800    1,319,632

Less Expenses:

   Trust fees and expenses                           21,528        22,781       25,021

          Total expenses                             21,528        22,781       25,021

          Investment income - net                   775,614       924,019    1,294,611

Net gain (loss) on investments:

   Realized gain on securities sold or
     redeemed                                       436,297       641,314      643,340

   Capital gain distributions received            1,248,274     2,319,219    1,616,412

   Net unrealized market (depreciation)
     appreciation                                  (837,902)    2,262,322   (3,084,523)

           Net gain (loss) on investments           846,669     5,222,855     (824,771)

Net increase in net assets resulting from
  operations                                     $1,622,283    $6,146,874   $  469,840

                             See notes to financial statements

                            STATEMENTS OF CHANGES IN NET ASSETS

                       GOVERNMENT SECURITIES EQUITY TRUST SERIES 5

                                                   For the years ended March 31,
                                                 1999           1998          1997
Operations:

   Investment income - net                    $   775,614    $   924,019    $1,294,611

   Realized gain on securities sold or
     redeemed                                     436,297        641,314       643,340

   Capital gain distributions received          1,248,274      2,319,219     1,616,412

   Net unrealized market (depreciation)
     appreciation                                (837,902)     2,262,322    (3,084,523)

          Net increase in net assets
            resulting from operations           1,622,283      6,146,874       469,840

Less Distributions to Unit Holders:

   Principal                                   (1,190,000)    (2,267,275)   (1,607,109)

   Investment income - net                           -            (7,788)     (207,919)

          Total distributions                  (1,190,000)    (2,275,063)   (1,815,028)

Less Capital Share Transactions:

   Redemption of 200,000 Units, 350,000
     Units and 375,000 Units, respectively     (4,078,428)    (6,740,448)   (6,853,011)

   Income distribution on redemption                 (518)        (1,356)       (6,738)

          Total capital share transactions     (4,078,946)    (6,741,804)   (6,859,749)

Net decrease in net assets                     (3,646,663)    (2,869,993)   (8,204,937)

Net assets:

   Beginning of year                           22,769,449     25,639,442    33,844,379

   End of year (including undistributed
     net investment income of $2,013,
     excess distribution of $3,231, and
     undistributed principal and net
     investment income of $13,703,
     respectively)                            $19,122,786    $22,769,449   $25,639,442

                             See notes to financial statements

                         NOTES TO FINANCIAL STATEMENTS

                 GOVERNMENT SECURITIES EQUITY TRUST SERIES 5

                               March 31, 1999

(a)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Trust is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of the significant accounting policies of the Trust:

(1)  Basis of Presentation

     The Trustee has custody of and responsibility for all accounting and financial books, records, financial statements and related data of the Trust and is responsible for establishing and maintaining a system of internal controls directly related to, and designed to provide reasonable assurance as to the integrity and reliability of, financial reporting of the Trust. The Trustee is also responsible for all estimates and accruals reflected in the Trust's financial statements. The Evaluator determines the price for each underlying Security included in the Trust's Schedule of Portfolio Securities on the basis set forth in Part B of this Prospectus, "Public Offering of Units - Public Offering Price". Under the Securities Act of 1933 ("the Act"), as amended, the Sponsor is deemed to be an issuer of the Trust Units. As such, the Sponsor has the responsibility of an issuer under the Act with respect to financial statements of each Trust included in the Registration Statement under the Act and amendments thereto.

(2)  Investments

     Investments are stated at market value as determined by the Evaluator based on the bid side evaluations on the Zero Coupon Treasury Obligations, and by calculations based on the net asset value per share of the Fund, on the last day of trading during the period. The value on the date of initial deposit (April 7, 1993) represents the cost of investments to the Trust based on the offering side evaluations and the net asset value per share, of the Treasury Obligations and Fund Shares, respectively, as of the close of business on the date of initial deposit. The cost of investments purchased subsequent to the date of initial deposit is based on the offering side evaluations and the net asset value per share, respectively, at the date of purchase. The difference between the initial cost and face amount of the Treasury Obligations at the date of purchase is being amortized over the period to its maturity date using the interest method.

(3)  Income Taxes

     The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.
                                   A-5

                         NOTES TO FINANCIAL STATEMENTS

                 GOVERNMENT SECURITIES EQUITY TRUST SERIES 5

                               March 31, 1999
(4)  Expenses

     The Trust pays annual Trustee's fee, estimated expenses, Evaluator's fees and may incur additional charges as explained under "Expenses and Charges - Fees" and "- Other Charges" in Part B of this Prospectus.

(b)  DISTRIBUTIONS

     Distributions from the income and principal accounts, if any, received by the Trust are made to Unit Holders on a quarterly basis and distributions of any net capital gains received in respect of Fund
Shares will be made at least annually to Unit Holders of record. Income from the amortization of original issue discount on the Zero Coupon Treasury Obligations will not be distributed on a current basis. Upon termination of the Trust, the Trustee will distribute, upon surrender of Units for cancellation, to each Unit Holder his pro rata share of the Trust's assets, less expenses, in the manner set forth under "Amendment and Termination of the Trust - Termination" herein.

(c)  COST TO INVESTORS

     A reconciliation of the cost of Units to investors to the net amount applicable to investors as of March 31, 1999 follows:

        Cost to investors                                        $63,539,215
        Less:  Gross underwriting commissions (sales charge)       3,169,415
        Net cost to investors                                     60,369,800
        Cost of securities sold or redeemed                      (50,731,942)
        Unrealized market appreciation                             1,743,780
        Accumulated interest accretion                             7,739,135
        Net amount applicable to investors                       $19,120,773

                                      A-6

                         NOTES TO FINANCIAL STATEMENTS

                 GOVERNMENT SECURITIES EQUITY TRUST SERIES 5

                               March 31, 1999

(d)  OTHER INFORMATION

     Selected data for a Unit of the Trust during each year:


                                             For the years ended March 31,
                                             1999         1998         1997
       Principal distributions
          during year                      $  1.1900   $  1.8138    $   .9890

       Net investment income
          distributions during year           -        $   .0062    $   .1280

       Net asset value at end of year      $ 20.1292   $ 19.7995    $ 17.0930

       Trust Units outstanding
          at end of year                     950,000   1,150,000    1,500,000

                                      A-7

                       SCHEDULE OF PORTFOLIO SECURITIES

                 GOVERNMENT SECURITIES EQUITY TRUST SERIES 5

                               March 31, 1999

Port-
folio      Name of Issuer/Title of        Maturity Amount or     Market
 No.       Portfolio Security <F1>         Number of Shares    Value<F4><F5>
 1.   Stripped United States Treasury
      Obligations Maturing 8/15/07 <F2>       $19,000,000     $12,079,060

 2.   Shares of the DelCap Fund A class
      of the DelCap Fund Series of
      Delaware Group Equity Fund IV, Inc.
      ($23.92 per Fund Share) <F3>                294,386       7,041,713

                                                              $19,120,773

                 See notes to Schedule of Portfolio Securities

                NOTES TO SCHEDULE OF PORTFOLIO SECURITIES

              GOVERNMENT SECURITIES EQUITY TRUST SERIES 5

                             March 31, 1999

<F1> None of the Securities is redeemable by operation of optional call provisions.

<F2> The Zero Coupon Treasury Obligations have been purchased at a discount from their par value because there is no stated interest income thereon (such Securities are often referred to as zero coupon Securities). Over the life of the Treasury Obligations such discount accrues and upon maturity thereof the holders will receive 100% of the Treasury Obligation maturity amount thereof.

<F3> The Fund's investment manager is Delaware Management Company, a series of Delaware Management Business Trust.

<F4> The market value of the Treasury Obligations as of March 31, 1999 was determined by the Evaluator on the basis of bid side evaluations for the Securities at such date. The market value of the Fund Shares was calculated by multiplying the aggregate number of shares by the current net asset value per share as of the same date.

<F5> At March 31, 1999, the unrealized market appreciation of Securities was comprised of the following:

       Gross unrealized market appreciation        $1,743,780
       Gross unrealized market depreciation             -
       Unrealized market appreciation              $1,743,780

     The amortized cost of the Securities for Federal income tax purposes was $17,376,993 at March 31, 1999.

                       GOVERNMENT SECURITIES EQUITY TRUST
                                    SERIES 5

                            ------------------------

                                   THE TRUST

    The Government Securities Equity Trust Series 5 (the 'Trust' or 'GSET' as the context requires) was created under the laws of the State of New York, pursuant to a Trust Indenture and Agreement and a related Reference Trust Agreement dated the Date of Deposit (collectively, the 'Indenture')* among Prudential Securities Incorporated (the 'Sponsor'), United States Trust Company of New York ('predecessor trustee') and Kenny S&P Evaluation Services, a division of J.J. Kenny Co., Inc. (the 'Evaluator'). The Chase Manhattan Bank is the Trustee (the 'Trustee') of the Trust. The Sponsor, Prudential Securities Incorporated, is a wholly-owned, indirect subsidiary of The Prudential Insurance Company of America.

    The objectives of the Trust are to attempt to obtain safety of capital through investment in stripped United States Treasury issued notes or bonds paying no current interest (the 'Treasury Obligations') and to attempt to provide for capital appreciation through investment in shares of the DelCap Fund A Class (the 'Fund Shares') of the DelCap Fund series (the 'Fund'), one of the two series of Delaware Group Equity Funds IV, Inc., an open-end, series, registered management investment company. The Fund's investment objective is long-term capital growth which the Fund attempts to achieve by investing in common stocks and securities convertible into common stocks of companies that have a demonstrated history of growth and have the potential to support continued growth (the Treasury Obligations and Fund Shares hereinafter, collectively, referred to as 'Securities'). There is of course no guarantee that the Trust's objectives will be achieved.

Trust Formation

    On the Date of Deposit, the Sponsor deposited with the Trustee the underlying Securities or confirmations of contracts for the purchase of such Securities at prices equal to the evaluation of the Treasury Obligations on the offering side of the market on the Date of Deposit as determined by the Evaluator and the net asset value of the Fund Shares (see 'Schedule of Portfolio Securities'). The Trust was created simultaneously with the deposit of the Securities with the Trustee and the execution of the Indenture. The Trustee then immediately delivered to the Sponsor certificates of beneficial interest (the 'Certificates') representing the units (the 'Units') comprising the entire ownership of the Trust. Through this Prospectus, the Sponsor is offering the Units for sale to the public. The holders of Units (the 'Unit Holder' or 'Unit Holders' as the context requires) will have the right to have their Units redeemed at a price based on the aggregate bid side evaluation of the Treasury Obligations as determined by the Evaluator and the net asset value of the Fund Shares (the 'Redemption Price'), if the Units cannot be sold in the secondary market which the Sponsor, although not obligated to, presently intends to maintain. The Trust has a mandatory termination date set forth under 'Summary of Essential Information,' but may be terminated prior thereto upon the occurrence of certain events (see 'Amendment and Termination of the Indenture--Termination'), including a reduction in the value of the Trust below the value set forth under 'Summary of Essential Information.'

    On a recent date, each Unit represented the fractional undivided interest in the Securities and net income of the Trust set forth under 'Summary of Essential Information.' The Trust Portfolio has been structured so that a Unit Holder will receive, at the Mandatory Termination Date of the Trust, an amount per Unit at least equal to $20.00 even if the value of the Fund Shares were to decline to zero, although the Unit Holder would forego any earnings on amounts invested. Of course, whether or not a Unit Holder makes a profit or suffers a loss depends on whether his purchase price was less than or exceeded $20.00 per Unit. A Unit Holder selling his Units prior to the Mandatory Termination Date may suffer a loss to the extent the sale price of his Units is less than the purchase price. Because certain of the Securities from time to time may be sold under circumstances described herein and because additional Securities may be deposited into the Trust from time to time, the Trust is not expected to retain its present size and composition. If any Units are redeemed by the Trustee, the number of Securities in the Trust will be reduced by an amount allocable to redeemed Units and the fractional undivided interest in such Trust represented by each unredeemed Unit will be increased. Units will remain outstanding until redeemed upon tender to the Trustee by any Unit Holder (which may include the Sponsor) or until the termination of the Trust pursuant to the Indenture.

------------
    * Reference is hereby made to said Indenture and any statements contained herein are qualified in their entirety by the provisions of said Indenture.

    Units will be sold to investors at the Public Offering Price next computed after receipt of the investor's order to purchase Units, if Units are available to fill orders on the day that that price is set. If Units are not available or are insufficient to fill the order (e.g., if demand for Units exceeds the Units available for sale and the Sponsor is not yet able to create additional Units), the investor's order will be rejected by the Sponsor. The number of Units available may be insufficient to meet demand because of the Sponsor's inability to or decision not to purchase and deposit Treasury Obligations of the required type and/or Fund Shares in amounts sufficient to maintain the proportionate relationship between maturity values of Treasury Obligations and numbers of Fund Shares of the Fund required to create additional Units. The Sponsor may, if unable to accept orders on any given day, offer to execute the order as soon as sufficient Units can be created. An investor will be deemed to place a new order for that number of Units each day until that order is accepted. The investor's order will then be executed, when Units are available, at the Public Offering Price next calculated after such continuing order is accepted. The investor will, of course, be able to revoke his purchase offer at any time prior to acceptance by the Sponsor.

Securities Selection

    In selecting Treasury Obligations for deposit in the Trust, the following factors, among others, were considered by the Sponsor: (i) the prices and yields of such securities and (ii) the maturities of such securities. In selecting the Fund Shares for deposit in the Trust, the following factors, among others, were considered by the Sponsor: (i) the historical performance of the Fund and (ii) the nature of the underlying Fund portfolio.

    The Trust consists of such of the Securities listed under 'Schedule of Portfolio Securities,' herein as may continue to be held from time to time in the Trust, newly deposited Securities meeting requirements for creation of additional Units and undistributed cash receipts from the Fund and proceeds realized from the disposition of Securities.

Stripped U.S. Treasury Obligations

    The Treasury Obligations in the Portfolio consist of United States Treasury Obligations which have been stripped by the United States Treasury of their unmatured interest coupons or such stripped coupons or receipts or certificates evidencing such obligations or coupons. The obligor with respect to the Treasury Obligations is the United States Government. Such Treasury Obligations may include certificates that represent rights to receive the payments that comprise a U.S. Government bond.

    U.S. Treasury bonds evidence the right to receive a fixed payment at a future date from the U.S. Government, and are backed by the full faith and credit of the U.S. Government. The Treasury Obligations can be purchased at a deep discount because the buyer receives only the right to receive one fixed payment at a specific date in the future and does not receive any periodic interest payments. The effect of owning deep discount obligations which do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount earned during the life of the discount obligation. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest the income on such obligations at a rate as high as the implicit yield on the discount obligation, but at the same time eliminates the holder's ability to reinvest at higher rates in the future. For this reason, the Treasury Obligations are subject to substantially greater price fluctuations during periods of changing market interest rates than are securities of comparable quality which pay interest on a current basis. Investors should be aware that income in respect of the accrual of original issue discount on the Treasury Obligations, although not distributed on a current basis, will be subject to income tax on a current basis at ordinary income tax rates (see 'Tax Status of the Trust').

    The following disclosure concerning the Fund and its affiliates has been provided by Delaware Distributors, L.P. While the Sponsor has not independently verified this information, it has no reason to believe that such information is not correct in all material respects. No representation is made herein as to the accuracy or adequacy of such information.

Delaware Group Equity Funds IV, Inc.--DelCap Fund series

    The Portfolio also contains shares of the DelCap Fund A Class (the 'Fund Shares') of the DelCap Fund series (the 'Fund'). On June 30, 1999, the net assets of the Fund were $806,146,784. The Fund has retained an Investment Manager, Delaware Management Company ('Delaware Management'), a series of Delaware Management Business Trust which in turn is an indirect wholly owned subsidiary of Delaware Management Holdings, Inc. Effective April 3, 1995, Delaware Management Holdings, Inc. merged with and into a wholly-owned subsidiary of Lincoln National Corporation of Fort Wayne, Indiana.

    The Fund's investment objective is long-term capital growth which the Fund attempts to achieve by investing in common stocks and securities convertible into common stocks of companies that have a demonstrated history of growth and have the potential to support continued growth. The Fund will attempt to meet its objectives by exceeding the return of common stocks as measured by the S&P 500 Stock Index. While management believes its objective may best be attained by investing in common stocks, the Fund may also invest in other securities including, but not limited to, convertible securities, warrants, preferred stocks, bonds and foreign securities. The strategies employed are dependent upon the judgment of Delaware Management.

    In investing for capital appreciation, the Fund may hold securities for any period of time. Should the market warrant a temporary, defensive approach, the Fund may also invest in fixed income obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities as well as corporate bonds of investment quality rated Baa or above by Moody's Investors Service or BBB or above by S&P. The Fund may write covered call options on individual issues as well as write call options on stock indices. The Fund may also purchase put options on individual issues and on stock indices. Delaware Management may employ these techniques in an attempt to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets. The ability to hedge effectively using options on stock indices will depend, in part, on the correlation between the composition of the index and the Fund's portfolio as well as the price movement of individual securities. Delaware Management may also write covered call options to achieve income to offset the cost of purchasing put options. While there is no limit on the amount of the Fund's assets which may be invested in covered call options, the Fund will not invest more than 2% of its net assets in put options. The Fund will only use Exchange-traded options. The Fund may also enter into closing transactions to offset put or call options prior to their exercise or expiration. For a further discussion of the Fund's investment program see 'Investment Strategies and Restrictions' below.

    The Fund may be suitable for the patient investor interested in long-term capital appreciation. The investor should be willing to accept the risks associated with investments in domestic and international securities. The Fund is designed primarily for capital appreciation. Providing current income is not an objective of the Fund. Any income produced is expected to be minimal. An investor should not consider a purchase of Fund Shares as equivalent to a complete investment program.

    The Chase Manhattan Bank is the custodian of the Fund's assets. Delaware Service Company, Inc. serves as the Fund's shareholder servicing, dividend disbursing and transfer agent and provides accounting services to the Fund. The Fund's prospectus is available upon request.

General Information Regarding the Fund

    The Fund has qualified and intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As long as the Fund qualifies for this treatment, it is not subject to Federal income taxes on amounts distributed to shareholders. The Fund, for purposes of determining taxable income, distribution requirements and other requirements of Subchapter M, is treated as a separate corporation. The Fund intends to distribute substantially all of the Funds' net capital gains and net investment income before the end of each calendar year. Any dividend or distribution by the Fund has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution (see 'Net Asset Value of the Fund Shares').

    Shown below for the periods indicated are financial highlights relating to fund shares:

                                                               Class A Shares
           ----------------------------------------------------------------------------------------------------------------------
                                                                 Year Ended
           ----------------------------------------------------------------------------------------------------------------------
           9/30/98     9/30/97     9/30/96     9/30/95     9/30/94      9/30/93      9/30/92     9/30/91     9/30/90     9/30/89
           --------    --------    --------    --------    --------    ----------    --------    --------    --------    --------
Net
  Asset
  Value,
  Beginning
  of
  Period... $ 30.450   $ 30.740    $ 28.870    $ 25.570    $ 26.080    $   20.730    $ 21.470    $ 15.810    $ 19.060    $ 13.920
Income
  (Loss)
  From
  Investment
  Operations
Net
Investment
  Income
  (Loss)1...   (0.237)   (0.234)     (0.208)     (0.166)     (0.218)       (0.125)     (0.059)      0.064       0.419       0.201
Net
Realized
  and
  Unrealized
  Gain
  (Loss)
  on
  Investments..(1.873)    3.534       5.618       5.296       0.528         5.475      (0.651)      6.496      (3.219)      5.059
           --------    --------    --------    --------    --------    ----------    --------    --------    --------    --------
  Total
  From
  Investment
  Operations..(2.110)     3.300       5.410       5.130       0.310         5.350      (0.710)      6.560      (2.800)      5.260
           --------    --------    --------    --------    --------    ----------    --------    --------    --------    --------
Less
Dividends
  and
  Distributions
Dividends
  from
  Net
  Investment
  Income..     none        none        none        none        none          none      (0.030)     (0.410)     (0.160)     (0.120)
Distributions
  from
  Net
Realized
  Gain
  on
  Investments...   (5.870)   (3.590)   (3.540)   (1.830)     (0.820)         none        none      (0.490)     (0.290)       none
           --------    --------    --------    --------    --------    ----------    --------    --------    --------    --------
  Total
  Dividends
  and
  Distributions...   (5.870)   (3.590)   (3.540)   (1.830)   (0.820)         none      (0.030)     (0.900)     (0.450)     (0.120)
           --------    --------    --------    --------    --------    ----------    --------    --------    --------    --------
Net
  Asset
  Value,
  End of
  Period... $ 22.470   $ 30.450    $ 30.740    $ 28.870    $ 25.570    $   26.080    $ 20.730    $ 21.470    $ 15.810    $ 19.060
           --------    --------    --------    --------    --------    ----------    --------    --------    --------    --------
           --------    --------    --------    --------    --------    ----------    --------    --------    --------    --------
---------------------------------------------------------------------------------------------------------------------------------
Total
Return2...    (8.28)%     12.44%      21.09%      22.04%       1.17%        25.81%      (3.32)%     43.25%     (14.99)%     38.15%
---------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental
  Data
Net
 Assets,
  End of
  Period
  (000's
  omitted)... $566,734 $770,207    $923,248    $888,571    $890,787    $1,057,358    $993,125    $512,356    $155,392    $138,589
Ratio of
Expenses
  to
 Average
  Daily
  Net
  Assets...     1.40%      1.36%       1.35%       1.37%       1.35%         1.30%       1.39%       1.43%       1.41%       1.44%
Ratio of
  Net
  Investment
  Income
  (Loss)
  to
 Average
  Daily
  Net
  Assets...    (0.92)%    (0.86)%     (0.74)%     (0.67)%     (0.68)%       (0.43)%     (0.26)%      0.63%       2.61%       1.28%
Portfolio
 Turnover
 Rate...        115%        105%         72%         51%         34%           51%         24%         33%         45%         42%
Average
Commission
  Rate
Paid3...   $ 0.0600    $ 0.0599    $ 0.0600         N/A         N/A           N/A         N/A         N/A         N/A         N/A

--------------
1 The per share information for the years ended 9/30/98, 9/30/97, 9/30/96 and
  9/30/95 were based on the average shares outstanding method.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value. Total return does not reflect the maximum front-end sales charge that is or was in effect for Class A Shares. In addition, total return does not reflect the Limited CDSC that varies from 0.50%-1% depending on the holding period for Class A Shares, applicable to certain redemptions made within two years after purchase.
3 Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.
                                      B-4

Investment Strategies and Restrictions

   Strategies

    In pursuit of its objective and policies, the Fund may employ one or more of the following investment strategies.

    The application of the Fund's investment policy will be dependent upon the judgment of Delaware Management. In accordance with the judgment of Delaware Management, the proportions of the Fund's assets invested in particular industries will vary from time to time. The securities in which the Fund invests may or may not be listed on a national stock exchange, but if they are not so listed will generally have an established over-the-counter market. While management believes that the investment objective can be achieved by investing in common stocks, the portfolio may be invested in other securities including, but not limited to, convertible securities, preferred stocks, bonds, warrants and foreign securities. In periods during which Delaware Management feels that market conditions warrant a more defensive portfolio positioning, the Fund may also invest temporarily in various types of fixed income obligations.

    In addition, from time to time, the Fund may also engage in the following investment techniques:

    Repurchase Agreements. While the Fund is permitted to do so, it normally does not invest in repurchase agreements, except to invest cash balances.

    A repurchase agreement is a short-term investment by which the purchaser acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to the Fund, if any, would be the difference between the repurchase price and the market value of the security. The Fund will limit its investments in repurchase agreements to those which Delaware Management, under the guidelines of the Board of Directors, determines to present minimal credit risks and which are of high quality. In addition, the Fund must have collateral of at least 100% of the repurchase price, including the portion representing the Fund's yield under such agreements which is monitored on a daily basis.

    The funds in the Delaware Investments family of funds have obtained an exemption from the joint-transaction prohibitions of Section 17(d) of the Investment Company Act of 1940 to allow the Delaware Investments funds jointly to invest cash balances. The Fund may invest cash balances in a joint repurchase agreement in accordance with the terms of such exemption.

    Options. The Fund may write call options and purchase put options on a covered basis only, and will not engage in option writing strategies for speculative purposes.

    A. Covered Call Writing--The Fund may write covered call options from time to time on such portion of its portfolio, without limit, as Delaware Management determines is appropriate in seeking to obtain the Fund's investment objective. A call option gives the purchaser of such option the right to buy, and the writer, in this case the Fund, has the obligation to sell the underlying security at the exercise price during the option period. The advantage to the Fund of writing covered calls is that the Fund receives a premium which is additional income. However, if the security rises in value, the Fund may not fully participate in the market appreciation.

    During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

    With respect to both options on actual portfolio securities owned by the Fund and options on stock indices, the Fund may enter into closing purchase transactions. A closing purchase transaction is one in which the Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written.

    Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. The Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a
                                      B-5
different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

    If a call option expires unexercised, the Fund will realize a short-term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security, and the proceeds of the sale of the security plus the amount of the premium on the option, less the commission paid.

    The market value of a call option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

    The Fund will write call options only on a covered basis, which means that the Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, the Fund would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold. Options written by the Fund will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

    B. Purchasing Put Options--The Fund may invest up to 2% of its total assets in the purchase of put options. The Fund will, at all times during which it holds a put option, own the security covered by such option.

    The Fund may purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ('protective puts'). The ability to purchase put options will allow the Fund to protect unrealized gain in an appreciated security in its portfolio without actually selling the security. If the security does not drop in value, the Fund will lose the value of the premium paid. The Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sales will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

    The Fund may sell a put option purchased on individual portfolio securities or stock indices. Additionally, the Fund may enter into closing sale transactions. A closing sale transaction is one in which the Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

Options on Stock Indices

    A stock index assigns relative values to the common stocks included in the index with the index fluctuating with changes in the market values of the underlying common stock.

    Options on stock indices are similar to options on stocks but have different delivery requirements. Stock options provide the right to take or make delivery of the underlying stock at a specified price. A stock index option gives the holder the right to receive a cash 'exercise settlement amount' equal to (i) the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (I) a fixed 'index multiplier.' Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Gain or loss to the Fund on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities.

    As with stock options, the Fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an Exchange or it may let the option expire unexercised.

    A stock index fluctuates with changes in the market values of the stock so included. Some stock index options are based on a broad market index such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index, or a narrower market index such as the Standard & Poor's 100. Indices are also based on an industry or market segment such as the ANNEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the following Exchanges among others: The Chicago Board Options Exchange, New York Stock Exchange and American Stock Exchange.

    The Fund's ability to hedge effectively all or a portion of its securities through transactions in options on stock indices depends on the degree to which price movements in the underlying index correlate with price movements in the Fund's portfolio securities. Since the Fund's portfolio will not duplicate the components of an index, the correlation will not be exact. Consequently, the Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative correlation between the index or other securities underlying the hedging instrument and the hedged securities which would result in a loss on both such securities and the hedging instrument.

    Positions in stock index options may be closed out only on an Exchange which provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular stock index option. Thus, it may not be possible to close such an option. The inability to close options positions could have an adverse impact on the Fund's ability to effectively hedge its securities. The Fund will enter into an option position only if there appears to be a liquid secondary market for such options.

    The Fund will not engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets.

Foreign Securities

    The Fund may invest in securities of foreign companies. However, the Fund will not invest more than 25% of the value of its total assets, at the time of purchase, in foreign securities (other than securities of Canadian issuers registered under the Securities Exchange Act of 1934 or American Depository Receipts, on which there are no such limits).

    There has been in the past, and there may be again in the future, an interest equalization tax levied by the United States in connection with the purchase of foreign securities such as those purchased by the Fund. Payment of such interest equalization tax, if imposed, would reduce the Fund's rate of return on its investment. Dividends paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on such investments as compared to dividends paid to the Fund by United States corporations.

    Investors should recognize that investing in foreign corporations involves certain considerations, including those set forth below, which are not typically associated with investing in United States corporations. Foreign corporations are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to United States corporations. There may also be less supervision and regulation of foreign stock exchanges, brokers and listed corporations than exist in the United States. The Fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange as between the currencies of different nations and exchange control regulations. Furthermore, there may be the possibility of expropriation or confiscatory taxation, political, economic or social instability or diplomatic developments which could affect assets of the Fund held in foreign countries.

Rule 144A Securities

    The Fund may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A ('Rule 144A Securities') under the Securities Act of 1933. Rule 144A permits many privately placed and legally restricted securities to be freely traded among certain institutional buyers such as the Fund. The Fund may invest no more than 10% of the value of its net assets in illiquid securities.

    While maintaining oversight, the Board of Directors has delegated to Delaware Management the day-to-day function of determining whether or not individual Rule 144A Securities are liquid for purposes of the Fund's 10% limitation on investments in illiquid assets. The Board has instructed Delaware Management to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

    If Delaware Management determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the Fund's holdings of illiquid securities exceed the Fund's 10% limit on investments in such securities, Delaware Management will determine what action to take to ensure that the Fund continues to adhere to such limitation.

Portfolio Loan Transactions

    The Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

    It is the understanding of Delaware Management that the staff of the Securities and Exchange Commission permits portfolio lending by registered investment companies if certain conditions are met. These conditions are as follows:
1) each transaction must have 100% collateral in the form of cash, short-term U.S. Government securities, or irrevocable letters of credit payable by banks acceptable to the Fund from the borrower; 2) this collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund; 3) the Fund must be able to terminate the loan after notice, at any time; 4) the Fund must receive reasonable interest on any loan, and any dividends, interest or other distributions on the lent securities, and any increase in the market value of such securities; 5) the Fund may pay reasonable custodian fees in connection with the loan; 6) the voting rights on the lent securities may pass to the borrower; however, if the Board of Directors knows that a material event will occur affecting an investment loan, they must either terminate the loan in order to vote the proxy or enter into an alternative arrangement with the borrower to enable the directors to vote the proxy.

    The major risk to which the Fund would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, the Fund will only enter into loan arrangements after a review of all pertinent facts by Delaware Management, under the supervision of the Board of Directors, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored by Delaware Management on an ongoing basis.

    Investment Restrictions. The Fund is subject to the following restrictions, which cannot be changed without approval by the holders of a 'majority' of the Fund's outstanding shares, which is a vote by the holders of the lesser of a) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

    The Fund may not:

        1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or other thereunder, or U.S. Securities and Exchange Commission ('SEC') staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in certificates of deposit.

        2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

        3. Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

        4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

       5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

        6. Make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

    In applying the Fund's fundamental policy concerning concentration that is described above, it is a matter of non-fundamental policy that: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will be considered a separate industry;
(ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iii) asset backed securities will be classified according to the underlying assets securing such securities.

    In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the prospectus, the Fund will be subject to the following investment restrictions, which are considered non-fundamental and may be changed by the Board of Directors without shareholder approval.

       1. The Fund is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. However, the Fund may not operate as a 'fund of funds' which invests primarily in the shares of other investment companies as permitted by Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a 'fund of funds.'

        2. The Fund may not invest more than 15% of its net assets in securities which it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

    The following are additional non-fundamental investment restrictions, which may be changed by the Board of Directors without shareholder approval.

    The Fund may not:

         1. Invest more than 5% of the market or other fair value of its assets in the securities of any one issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities).

         2. Invest in securities of other investment companies, except as part of a merger, consolidation or other acquisition.

         3. Make loans, except to the extent that purchases of debt obligations (including repurchase agreements), in accordance with the Fund's investment objective and policies, are considered loans and except that the Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

         4. Purchase or sell real estate, but this shall not prevent the Fund from investing in securities secured by real estate or interests therein.

         5. Purchase more than 10% of the outstanding voting and nonvoting securities of any issuer, or invest in companies for the purpose of exercising control or management.

         6. Engage in the underwriting of securities of other issuers, except that in connection with the disposition of a security, the Fund may be deemed to be an 'underwriter' as that term is defined in the Securities Act of 1933.

         7. Make any investment which would cause more than 25% of the market or other fair value of its total assets to be invested in the securities of issuers all of which conduct their principal business activities in the same industry. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

         8. Write or purchase puts, calls or combinations thereof, except that the Fund may write covered call options with respect to any or all parts of its portfolio securities and purchase put options if the Fund owns the security covered by the put option at the time of purchase and the premiums paid on all put options outstanding do not exceed 2% of its total assets. The Fund may sell put options previously purchased and enter into closing transactions
                                      B-9
    with respect to covered call and put options. In addition, the Fund may write call options and purchase put options on stock indices and enter into closing transactions with respect to such options.

         9. Purchase securities on margin, make short sales of securities or maintain a net short position.

        10. Invest more than 5% of the value of its total assets in securities of companies less than three years old. Such three-year period shall include the operation of any predecessor company or companies.

        11. Invest in warrants valued at lower of cost or market exceeding 5% of the Fund's net assets. Included in that amount, but not to exceed 2% of the Fund's net assets, may be warrants not listed on the New York Stock Exchange or American Stock Exchange.

        12. Purchase or retain the securities of any issuer which has an officer, director or security holder who is a director or officer of the Delaware Group Equity Funds IV, Inc. or of its investment manager if or so long as the directors and officers of the Delaware Group Equity Funds IV, Inc. and of its investment manager together own beneficially more than 5% of any class of securities of such issuer.

        13. Invest in interests in oil, gas or other mineral exploration or development programs.

        14. Invest more than 10% of the Fund's total assets in repurchase agreements maturing in more than seven days and other illiquid assets.

        15. Borrow money in excess of one-third of the value of its net assets and then only as a temporary measure for extraordinary purposes or to facilitate redemptions. The Fund has no intention of increasing its net income through borrowing. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of the Fund's net assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sunday or holidays) or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. The Fund will not pledge more than 10% of its net assets. The Fund will not issue senior securities as defined in the Investment Company Act of 1940, except for notes to banks. Investment securities will not normally be purchased while the Fund has an outstanding borrowing.

In addition, although not a fundamental investment restriction, the Fund currently does not invest its assets in real estate limited partnerships.

Net Asset Value of the Fund Shares

    The net asset value per share of Fund Shares is determined as of the close of regular trading on the New York Stock Exchange (ordinarily 4:00 P.M. New York time) on each 'business day,' defined as any day the New York Stock Exchange is open for business, by subtracting the Fund's liabilities from its assets, and then dividing the result by the total number of Fund Shares outstanding.

    The determination of a Fund Shares' net asset value per share is made in accordance with generally accepted accounting principles. Among other items, the Fund's liabilities include accrued expenses and dividends payable, and its total assets include portfolio securities valued at their market valued as well as income accrued but not yet received. Securities for which market prices are readily available are priced at market rates. Securities for which market quotations are not readily available are valued at fair value as determined in good faith and by a method approved by the officers of Delaware Group Equity Funds IV, Inc. and in accordance with methods which are specifically authorized by the Board of Directors of Delaware Group Equity Funds IV, Inc. Foreign securities expressed in foreign currency values will be converted into U.S. dollar values at the mean between the currencies' bid and offer quotations. Short-term obligations with maturities of less than 60 days are valued at amortized cost as reflecting fair value.

The Fund's Investment Manager

    Pursuant to an investment management agreement dated April 3, 1995, Delaware Management serves as the Fund's Investment Manager.

    Delaware Management manages the Fund's portfolio and makes investment decisions which it implements. Delaware Management also pays the salaries of all the directors, officers and employees of Delaware Group Equity Funds IV, Inc. who are affiliated with Delaware Management. For these services, Delaware Management is paid an annual fee based on the average daily net assets of the Fund at the rate of 0.75% on the first $500 million; 0.70% on the next $500 million; 0.65% on the next $1,500 million; and 0.60% on assets in excess of $2,500 million. The Fund's fee is higher than that paid by many other funds. The fee may be higher or lower than that paid by funds with comparable investment objectives. Investment management fees paid by the Fund for the fiscal year ended September 30, 1998 were 0.75% of average daily net assets.

The Fund's Plan of Distribution

    Delaware Distributors, L.P. ('Delaware Distributors') is the national distributor for the Fund under a Distribution Agreement. The Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940 (the '1940 Act') (the 'Plan') which permits the Fund to pay Delaware Distributors a monthly fee for its services and expenses in distributing and promoting sales of Fund Shares. These expenses include preparing and distributing advertisements, sales literature, and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, holding special promotions for specified periods of time, and paying distribution and maintenance fees to brokers, dealers and other entities which sell Fund Shares, including 12b-1 fees payable to the Sponsor. From time to time at the discretion of Delaware Distributors, all registered broker/dealers whose aggregate sales of the Fund Shares (as well as other classes of shares of the Fund) exceed certain limits as set by Delaware Distributors, may receive from Delaware Distributors an additional payment of up to .25% of the dollar amount of such sales. Delaware Distributors may also provide additional promotional incentives or payments to dealers that sell shares of the Delaware Investments family of funds, including Fund Shares. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares. Subject to the NASD's Conduct Rules, in connection with the promotion of Delaware Investments fund shares, including Fund Shares, Delaware Distributors may, from time to time, provide cash and non-cash compensation to dealers.

    In addition, the Fund may make payments directly to others, such as banks, who aid in the distribution of Fund Shares or provide services to the Fund, pursuant to service agreements with the Fund. The aggregate fees paid by the Fund to Delaware Distributors and others under the Plan may not exceed .30% of the average daily net assets attributable to Fund Shares in any year. The Fund will not incur any distribution expenses beyond this limit, which may not be increased without shareholder approval. Delaware Distributors may, however, incur additional expenses and make additional payments to dealers from its own resources to promote the distribution of Fund Shares (see 'Profit of Sponsor'). Pursuant to the exemptive order issued by the Securities and Exchange Commission the Sponsor has agreed to pay to the Trust the 12b-1 fees it receives from Delaware Distributors with respect to the Fund Shares held by the Trust. Fund Shares held directly by an investor (other than the Trust) including Fund Shares purchased pursuant to 'Reinvestment of Trust Distributions' will, however, be subject to 12b-1 fees (see 'Reinvestment of Trust Distributions').

Risk of Investment in Units

    Fund Shares will be deposited in the Trust pursuant to an exemptive order issued by the Securities and Exchange Commission. Under the terms of the exemptive order, the Sponsor has agreed to take certain steps to ensure that the Trust's investment in Fund Shares is equitable to all parties and particularly that the interests of the Unit Holders are protected. Accordingly, any sales charges which would otherwise be applicable will be waived on Fund Shares sold to the Trust, since the Sponsor is receiving the sales charge on all Units sold. In addition, the Indenture requires the Trustee to vote all Fund Shares held in the Trust in the same manner and ratio on all proposals as the vote of owners of Fund Shares not held by the Trust.

    The Fund's Shares may appreciate or depreciate in value (or pay dividends) depending on the full range of economic and market influences affecting the securities in which the Fund is invested and the success of the Fund's management in anticipating or taking advantage of such opportunities as may occur. In addition, in the event of the inability of Delaware Management to act and/or claims or actions against the Fund by regulatory agencies or other persons or entities, the value of the Fund Shares may decline thereby causing a decline in the value of Units. Termination of the Fund prior to the Termination Date of the Trust may result in the termination of the Trust sooner than anticipated. Prior to a purchase of Units, investors should determine that the aforementioned risks are consistent with their investment objectives.

    The net asset value of the Fund's Shares, like the value of the Treasury Obligations, will fluctuate over the life of the Trust and may be more or less than the price paid therefor by the Trust. An investment in Units of the Trust should be made with an understanding of the risks inherent in ownership of equity securities since the portfolio of the Fund is invested in common stocks and securities convertible into common stocks of companies that have a demonstrated history of growth and which Delaware Management believes have the potential to support continued growth. However, the Sponsor believes that, upon termination of the Trust on the mandatory termination date, even if the Fund Shares are worthless, the Treasury Obligations will provide sufficient cash at maturity to equal $20.00 per Unit. Part of such cash will, however, represent the accrual of taxable original issue discount on the Treasury Obligations.

    A UNIT HOLDER PURCHASING A UNIT ON THE DATE OF THIS PROSPECTUS OR THEREAFTER MAY RECEIVE TOTAL DISTRIBUTIONS, INCLUDING DISTRIBUTIONS MADE UPON TERMINATION OF THE TRUST, THAT ARE LESS THAN THE AMOUNT PAID FOR A UNIT.

    Sales of Securities in the Portfolio under certain permitted circumstances may result in an accelerated termination of the Trust. It is also possible that, in the absence of a secondary market for the Units or otherwise, redemptions of Units may occur in sufficient numbers to reduce the portfolio to a size resulting in such termination. In addition, the Trust may be terminated if the net aggregate value of the Trust is less than 40% of the aggregate maturity values of the Treasury Obligations calculated immediately after the most recent deposit of Treasury Obligations in the Trust (see 'Amendment and Termination of the Indenture--Termination'). Early termination of the Trust may have important consequences to the Unit Holder; e.g., to the extent that Units were purchased with a view to an investment of longer duration, the overall investment program of the investor may require readjustment; or the overall return on investment may be less than anticipated, and may result in a loss to a Unit Holder.

    In the event of the early termination of the Trust, the Trustee will cause the Fund Shares to be sold and the proceeds thereof distributed to the Unit Holders in proportion to their respective interests therein, unless a Unit Holder elects to receive Fund Shares 'in kind.' (See 'Amendment and Termination of the Indenture--Termination.') Proceeds from the sale of the Treasury Obligations will be paid in cash.

    The Trustee will have no power to vary the investments of the Trust, i.e., the Trustee will have no managerial power to take advantage of market variations to improve a Unit Holder's investment but may dispose of Securities only under limited circumstances. (See 'Sponsor--Responsibility.')

    To the best of the Sponsor's knowledge there was no litigation pending as of the Date of Deposit in respect of any Security which might reasonably be expected to have a material adverse effect on the Trust. At any time after the Date of Deposit, litigation may be instituted on a variety of grounds with respect to the Securities. The Sponsor is unable to predict whether any such litigation may be instituted, or if instituted, whether such litigation might have a material adverse effect on the Trust.

The Units

    On a recent date, each Unit represented a fractional undivided interest in the Securities and the net income of the Trust set forth under 'Summary of Essential Information.' Thereafter, if any Units are redeemed by the Trustee, the amount of Securities in the Trust will be reduced by amounts allocable to redeemed Units, and the fractional undivided interest represented by each Unit in the balance will be increased, although the actual interest in the Trust represented by each Unit will remain unchanged. Units will remain outstanding until redeemed upon tender to the Trustee by any Unit Holder (which may include the Sponsor) or until the termination of the Trust itself (see 'Rights of Unit Holders--Redemption' and 'Amendment and Termination of the Indenture--Termination,' herein).

                            TAX STATUS OF THE TRUST

    In the opinion of Messrs. Cahill Gordon & Reindel, counsel for the Sponsor, under existing law:

        The Trust is not an association taxable as a corporation for United States federal income tax purposes and income of the Trust will be treated as income of the Unit Holders in the manner set forth below. Each Unit Holder will be considered the owner of a pro rata portion of each asset of the Trust under the grantor trust rules of Sections 671-678 of the Internal Revenue Code of 1986, as amended (the 'Code').

        Each Unit Holder will be required to include in his gross income, as determined for federal income tax purposes, original issue discount with respect to his pro rata portion of the Treasury Obligations held by the Trust at the same time and in the same manner as though the Unit Holder were the direct owner of such pro rata portion. Each Unit Holder will be considered to have received the distributions paid on his pro rata portion of the Fund Shares held in the Trust (including such portion of such distributions used to pay fees and expenses of the Trust) when such distributions are received or deemed to be received by the Trust. An individual Unit Holder who itemizes deductions will be entitled to an itemized deduction for his pro rata share of fees and expenses paid by the Trust as though such fees and expenses were paid directly by the Unit Holder, but only to the extent that this amount together with the Unit Holder's other miscellaneous deductions exceeds 2% of his adjusted gross income. A corporate Unit Holder will not be subject to this 2% floor.

        Each Unit Holder will have a taxable event when a Security is disposed of (whether by sale, exchange, redemption, or payment at maturity) or when the Unit Holder redeems or sells his Units. The total tax cost of each Unit to a Unit Holder must be allocated among the assets held in the Trust in proportion to the relative fair market values thereof on the date the Unit Holder purchases his Units.

    The tax basis of a Unit Holder with respect to his interest in a Treasury Obligation will be increased by the amount of original issue discount thereon properly included in the Unit Holder's gross income as determined for federal income tax purposes.

    The amount of gain recognized by a Unit Holder on a disposition of Fund Shares or Treasury Obligations by the Trust will be equal to the difference between such Unit Holder's pro rata portion of the gross proceeds realized by the Trust on the disposition and the Unit Holder's tax basis in his pro rata portion of the Fund Shares or Treasury Obligations disposed of, determined as described in the preceding paragraphs. Any such gain recognized on a sale or exchange and any such loss will be capital gain or loss, except that gain or loss recognized by a financial institution with respect to a Treasury Obligation or by a dealer with respect to Fund Shares or Treasury Obligations will be ordinary income or loss. Any capital gain or loss arising from the disposition of a Unit Holder's pro rata interest in a Security will be long-term capital gain or loss if the Unit Holder has held his Units and the Trust has held the Security for more than one year. A capital loss due to sale or redemption of a Unit Holder's interest with respect to Fund Shares held in the Trust will be treated as a long-term capital loss to the extent of any long-term capital gains derived by the Unit Holder from such interest if the Unit Holder has held such interest for six months or less. The holding period for this purpose will be determined by applying the rules of Sections 246(c)(3) and (4) of the Code. Capital gain of individuals, estates and trusts from Securities held for more than 1 year is generally subject to a maximum nominal tax rate of 20%. Net capital gain may result in a disallowance of itemized deductions and/or affect a personal exemption phase-out.

    If the Unit Holder sells or redeems a Unit for cash he is deemed thereby to have disposed of his entire pro rata interest in all Trust assets represented by the Unit and will have taxable gain or loss measured by the difference between his per Unit tax basis for such assets, as described above, and the amount realized.

    Each Unit Holder's interest in each Treasury Obligation is treated as an interest in an original issue discount obligation. The original issue discount on each Treasury Obligation will be taxed as ordinary income for federal income tax purposes and will be equal to the excess of the maturity value of the Unit Holder's interest in the Treasury Obligation over its cost to the Unit Holder. A Unit Holder will be required to include in gross income for each taxable year a portion of this original issue discount and will be subject to income tax thereon even though the income is not distributed. Original issue discount is treated for federal income tax purposes as income earned under a constant interest formula which takes into account the semi-annual compounding of accrued interest, resulting in an increasing amount of original issue discount accruing in each year.

    A Unit Holder who is neither a citizen nor a resident of the United States and is not a United States domestic corporation (a 'foreign Unit Holder') will not generally be subject to United States federal income taxes, including withholding taxes, on his pro rata share of the original issue discount on the Treasury Obligations held in the Trust, any gain from the sale or other disposition of his, her or its pro rata interest in a Treasury Obligation or Fund Share held in the Trust, any undistributed gain retained by the Fund and designated by the Fund to be taken into account by its shareholders or any capital gain dividend received by the Trust from the Fund, which original issue discount is not effectively connected with the conduct by the foreign Unit Holder of a trade or business within the United States and which gain is either
(I) not from sources within the United States or (II) not so effectively connected, provided that:

        (a) with respect to original issue discount (i) the Treasury Obligations are in registered form and were issued after July 18, 1984, and (ii) the foreign Unit Holder is not a controlled foreign corporation related (within the meaning of Section 864(d)(4) of the Code) to Prudential Insurance Company of America;

        (b) with respect to any U.S.-source capital gain, the foreign Unit Holder (if an individual) is not present in the United States for 183 days or more during his or her taxable year in which the gain was realized and so certifies; and
                                      B-13

        (c) the foreign Unit Holder provides the required certifications regarding (i) his, her or its status, (ii) in the case of U.S.-source income, the fact that the original issue discount or gain is not effectively connected with the conduct by the foreign Unit Holder of a trade or business within the United States, and (iii) if determined to be required, the controlled foreign corporation matter mentioned in clause (a)(ii) above.

Fund distributions paid to foreign Unit Holders either directly or through the Trust and not constituting income effectively connected with the conduct of a trade or business within the United States by the distributee will be subject to United States federal withholding taxes at a 30% rate or a lesser rate established by treaty unless the Fund distribution is a capital gain dividend. Foreign Unit Holders should consult their own tax counsel with respect to United States tax consequences of ownership of Units.

    Each Unit Holder (other than a foreign Unit Holder who has properly provided the certifications described in the preceding paragraph) will be requested to provide the Unit Holder's taxpayer identification number to the Trustee and to certify that the Unit Holder has not been notified that payments to the Unit Holder are subject to back-up withholding. If the taxpayer identification number and an appropriate certification are not provided as required, a 31% back-up withholding will apply.

    The Fund has elected to qualify for and intends to remain qualified for the special tax treatment afforded regulated investment companies under the Code and to meet applicable requirements with respect to its gross income, diversification of holdings and distributions so that the Fund (but not the Trust Unit Holders) will be relieved of federal income tax on the amounts distributed by the Fund to the Trust. Such distributions may include taxable net investment income, net capital gain and the unreinvested proceeds of sales of securities held by the Fund. It is also possible for the Fund to retain net capital gains for investment, in which event the Fund will be subject to federal income tax on the retained amount; but may, as a regulated investment company, designate the retained amount as undistributed capital gains in a notice to those persons who were its shareholders (including the Trust and thus its Unit Holders) at the close of the Fund's taxable year.

    If the Fund were to so retain any net capital gains for investment, its shareholders (including Trust Unit Holders) (a) would be required to include in gross income for tax purposes, as long-term capital gains, their proportionate shares of the undistributed net capital gain of the Fund, and (b) would be deemed to have paid their proportionate shares of the tax paid by the Fund on the undistributed net capital gain so that the amount of tax deemed paid by each such shareholder would be credited against the shareholder's United States federal income tax liability and a refund could be claimed to the extent that credits exceeded such liability. For United States federal income tax purposes, the basis of shares of the Fund owned by a shareholder of the Fund (including a Trust Unit Holder) would be increased by an amount equal to the difference between the amount of undistributed capital gains required to be so included in computing such Fund shareholder's long-term capital gains and the tax deemed paid on such undistributed capital gains by such shareholder in respect of such shares.

    Capital gain distributions, if any, made by the Fund, as a regulated investment company, are taxable as long-term capital gain, regardless of how long the Fund shareholder (including a Trust Unit Holder) has held the Fund's shares, and are not eligible for the dividends received deduction available to corporations. Other dividend distributions by the Fund may, depending upon circumstances, be eligible for such dividends received deduction, in whole or in part.

    Generally, dividends paid by the Fund, as a regulated investment company, are treated as received by the Trust, and thus its Unit Holders, in the taxable year in which the distribution is made by the Fund; however, any dividend declared by the Fund in October, November or December of any calendar year, payable to shareholders of record on a specified date in such a month and actually paid during January of the following year, will be treated as received on December 31 of the preceding year.

    Non-taxable Fund distributions reduce the Unit Holder's tax cost basis with respect to his interest in Fund Shares held by the Trust and are treated as a gain from the sale of such interest if and to the extent that such distributions exceed the tax cost basis of the Unit Holder with respect to his interest in Fund Shares held by the Trust.

    The Code places a floor of 2% of adjusted gross income on miscellaneous itemized deductions, including investment expenses, of individuals (and estates and trusts other than grantor trusts, to the extent provided in regulations). The Code also directs the Secretary of the Treasury to issue regulations prohibiting indirect deductions through a mutual fund or other pass-through entity of amounts not allowable as a deduction under this rule if paid or incurred directly by such an investor but such regulations are not to apply to indirect deductions through a 'publicly offered regulated investment company,' which the Fund is believed to be. The 2% floor rule will, however, apply in any event to investment expenses of the Trust, as opposed to the Fund, and affected Unit Holders should aggregate such expenses with their other miscellaneous deductions in applying the 2% rule.

    The Fund has filed its 1998 information returns as a 'publicly offered regulated investment company.' The Trust cannot predict whether or not the Fund will qualify as a 'publicly offered regulated investment company' for 1999 or any later year. The term 'publicly offered regulated investment company' is defined as meaning a regulated investment company the shares of which are 'continuously offered' or regularly traded on an established securities market or 'held by or for no fewer than 500 persons at all times during the taxable year.'

    In addition, under the Code, the allowable amount of certain itemized deductions claimed by individual taxpayers, including investment expenses, is subject to an overall limitation applicable to individual taxpayers with adjusted gross income in excess of a $117,950 threshold amount ($58,975 for a married taxpayer filing separately). The $117,950 (or $58,975) threshold amount will be indexed for inflation after 1996. The overall limitation reduces the otherwise allowable amount of the affected itemized deductions by the lesser of
(i) 3% of the adjusted gross income in excess of the threshold amount or (ii) 80% of the amount of the otherwise allowable affected itemized deductions. The other limitations contained in the Code on the deduction of itemized expenses, including the 2% floor described above, are applied prior to this overall limitation.

    The Code also imposes a 4% excise tax on untaxed undistributed income of regulated investment companies. If the Fund distributes in each calendar year an amount equal to the sum of at least 98% of its ordinary income for such calendar year and 98% of its capital gain net income for the 12 month period ended on October 31 of each calendar year (or on December 31 if the Fund qualifies to so elect and does so) and distributes an amount equal to the 2% balances not later than the close of the succeeding calendar year, the Fund will not be subject to this 4% excise tax. For purposes of this excise tax, any net long-term capital gain in excess of net short-term capital loss retained by the Fund for any fiscal year ending on or before the close of the calendar year but designated as undistributed capital gains taxable to shareholders as described above is treated as if distributed to the Fund's shareholders.

    Further information with respect to the federal income tax consequences of investment in Fund Shares may be found in the most recently available prospectus with respect to the Fund Shares, a copy of which will be provided upon request to the Trustee or Sponsor.

    Interest paid by a Unit Holder other than a corporation on indebtedness properly allocable to Units will be deductible as investment interest to the extent permitted by Section 163(d) of the Code.

    As of the end of each calendar year, the Trustee will furnish to each Unit Holder an annual statement containing information relating to the dividends (including capital gain dividends) received or deemed received, rebated 12b-1 fees received from the Sponsor, discount accrued on the Securities, the gross proceeds received by the Trust from the disposition of any Security (resulting from redemption or payment at maturity of any Security or the sale by the Trust of any Security), and the fees and expenses paid by the Trust.

    The foregoing discussion relates only to United States federal income taxes. Unit Holders may be subject to state, local or foreign taxation.

    Investors should consult their tax counsel for advice with respect to their own particular tax situations.

                                RETIREMENT PLANS

    Units in the Trust may be suitable for purchase by Individual Retirement Accounts, Keogh Plans, pension funds and other qualified retirement plans. Investors considering participation in any such plan should review the laws specifically related thereto and should consult their attorneys or tax advisers with respect to the establishment and maintenance of any such plan.

                            PUBLIC OFFERING OF UNITS

Public Offering Price

    The Public Offering Price of the Units will be computed by adding to the aggregate bid side evaluation of the Treasury Obligations the aggregate net asset value of Fund Shares in the Trust, dividing such sum by the number of Units outstanding then adding a sales charge of 5.25% of the Public Offering Price (5.541% of the net amount invested). Money in the Income and Principal Accounts other than money required to redeem previously tendered Units will be added to the Public Offering Price.

    The Public Offering Price on the date of this Prospectus or on any subsequent date will vary from the Public Offering Price as of the date set forth in the 'Summary of Essential Information' in accordance with fluctuations in the value of the Treasury Obligations and net asset value of the Fund Shares in the Trust.

    The Public Offering Price shall be determined for the Trust by the Evaluator on the basis of the bid prices for the Treasury Obligations (determined by the Evaluator) and the net asset value of the Fund Shares as determined by Delaware Group DelCap Fund, Inc.

Public Distribution

    Units acquired by the Sponsor in the secondary market referred to below may be offered to the public by this Prospectus at the then current Public Offering Price calculated daily.

    The Sponsor intends to qualify Units in states selected by the Sponsor for sale by the Sponsor and through dealers who are members of the National Association of Securities Dealers, Inc. Sales to dealers will be made at prices which include a concession per Unit as shown in the table below, but subject to change from time to time at the discretion of the Sponsor. (Such price does not include volume purchase discounts, which are available only to non-dealer purchasers). The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units.

                                                                                                  Percent of
                                                                                                 Sales Charge
Number of Units                                                                                    Per Unit
---------------------------------------------------------------------------------------------    ------------
Less than 1,667 Units........................................................................         68%
1,667-6,666 Units............................................................................         68%
6,667-16,666 Units...........................................................................         68%
16,667-33,333 Units..........................................................................         68%
33,334-66,666 Units..........................................................................         68%
66,667 Units or more.........................................................................         68%

Secondary Market

    While not obligated to do so, it is the Sponsor's present intention to maintain a secondary market for Units and to continuously offer to repurchase Units from Unit Holders at the applicable Sponsor's Repurchase Price (see 'Summary of Essential Information'). The Sponsor's Repurchase Price is computed by adding to the aggregate of the bid side evaluation of the Treasury Obligations the net asset value of Fund Shares in the Trust, and cash on hand in the Trust and dividends receivable on Fund Shares (other than cash deposited by the Sponsor for the purchase of Securities) deducting therefrom amounts required to redeem previously tendered Units and amounts required for distribution to Unit Holders of record as of a date prior to the evaluation, accrued expenses of the Trustee, Evaluator, and counsel, taxes and governmental charges, if any, and any Reserve Account and then dividing the resulting sum by the number of Units outstanding, as of the date of such computation. There is no sales charge incurred when a Unit Holder sells Units back to the Sponsor. Any Units repurchased by the Sponsor at the Sponsor's Repurchase Price may be reoffered to the public by the Sponsor at the then current Public Offering Price. Any profit or loss resulting from the resale of such Units will be for the account of the Sponsor.

    If the supply of Units exceeds demand (or for any other business reason), the Sponsor may, at any time, occasionally, from time to time, or permanently, discontinue the repurchase of Units of this Series at the Sponsor's Repurchase Price, without notice. In such event, although under no obligation to do so, the Sponsor may, as a service to Unit Holders, offer to repurchase Units at the 'Redemption Price,' a price based on the current bid prices for the Treasury Obligations and the net asset value of the Fund Shares. Alternatively, Unit Holders may redeem their Units through the Trustee.

Profit of Sponsor

    The Sponsor receives a sales charge on the Units as indicated herein in the chart below under 'Volume Discount.' Delaware Distributors will reimburse the Sponsor for expenses incurred by the Sponsor in connection with the creation of the Trust and the offering of units of the Trust in an amount not to exceed $200,000. On the sale of Units to dealers, the Sponsor will retain the difference between the dealer concession and the sale charge (see 'Public Distribution,' herein).
                                      B-16

    The Sponsor may have also realized a profit (or sustained a loss) on the deposit of the Treasury Obligations in the Trust representing the difference between the cost of the Treasury Obligations to the Sponsor and the cost of the Treasury Obligations to the Trust. The Sponsor will deposit all Fund Shares into the Trust at net asset value. During the initial offering period, to the extent additional Units continue to be issued and offered for sale to the public, the Sponsor may realize additional profit (or sustain a loss) due to daily fluctuations in the offering prices of the Treasury Obligations and in the net asset value of the Fund Shares in the Trust and thus in the Public Offering Price of Units received by the Sponsor. Cash, if any, received by the Sponsor from the Unit Holders prior to the settlement date for purchase of Units or prior to the payment for Securities upon their delivery may be used in the Sponsor's business to the extent permitted by applicable regulations and may be of benefit to the Sponsor.

    The Sponsor may also realize profits (or sustain losses) while maintaining a secondary market in the Units, in the amount of any difference between the prices at which the Sponsor buys Units and the prices at which the Sponsor resells such Units or the prices at which the Sponsor redeems such Units, as the case may be.

Volume Discount

    Although under no obligation to do so, the Sponsor intends to permit volume purchasers of Units to purchase Units at a reduced sales charge. The Sponsor may at any time upon prior notice to Unit Holders change the amount by which the sales charge is reduced, or may discontinue the discount altogether.

    The sales charges for the Trust in the primary and secondary market will be reduced pursuant to the following graduated scale for sales to any person of at least 1,667 units.

                                                                                           Sales Charge
                                                                                      Primary and Secondary
                                                                                              Market
                                                                                     ------------------------
                                                                                      Percent        Percent
                                                                                     of Public        of Net
                                                                                     Offering         Amount
Number of Units                                                                        Price         Invested
-------------------------------------------------------------------------------      ---------       --------
Less than 1,667 Units..........................................................         5.25%          5.541%
1,667-6,666 Units..............................................................         5.00%          5.263%
6,667-16,666 Units.............................................................         4.50%          4.712%
16,667-33,333 Units............................................................         4.00%          4.167%
33,334-66,666 Units............................................................         3.00%          3.092%
66,667 Units or more...........................................................         2.00%          2.041%

    The reduced sales charges as shown on the chart above will apply to such purchases of Units in any fourteen-day period which qualify for the volume discount by the same person, including a partnership or corporation, other than a dealer, in the amounts stated herein, and for this purpose, purchases of Units of the Trust will be aggregated with concurrent purchases of Units of any other trust that may be offered by the Sponsor.

    Units held in the name of the purchaser's spouse or in the name of a purchaser's child under the age of 21 are deemed for the purposes hereof to be registered in the name of the purchaser. The reduced sales charges are also applicable to a trustee or other fiduciary, including a partnership or corporation, purchasing Units for a single trust estate or single fiduciary account.

Employee Discount

    The Sponsor intends, at the discretion of the Sponsor, to permit employees of Prudential Securities Incorporated and Delaware Management and their respective subsidiaries and affiliates to purchase Units of the Trust at a price based on the bid side evaluation of the Treasury Obligations and the net asset value of Fund Shares in the Trust plus a reduced sales charge of $5.00 per 100 Units, subject to a limit of 5% of the Units.

                                EXCHANGE OPTION

    Unit Holders may elect to exchange any or all of their Units of this Series of the Government Securities Equity Trust for units of one or more of any other series in the Prudential Securities Incorporated family of unit investment trusts (except Series of Government Securities Equity Trust) or for any units of any additional trusts that may from time to time be made available for such exchange by the Sponsor (collectively referred to as the 'Exchange Trusts'). Such units may be acquired at prices based on reduced sales charges per unit. The purpose of such reduced sales charge is to permit the

Sponsor to pass on to the Unit Holder who wishes to exchange Units the cost savings resulting from such exchange of Units. The cost savings result from reductions in the time and expense related to advice, financial planning and operational expense required for the Exchange Option.

    Exchange Trusts may have different investment objectives; a Unit Holder should read the prospectus for the applicable Exchange Trust carefully to determine its investment objective prior to exercise of this option.

    This option will be available provided the Sponsor maintains a secondary market in both the Units of this Series and units of the applicable Exchange Trust and provided that units of the applicable Exchange Trust are available for sale and are lawfully qualified for sale in the jurisdiction in which the Unit Holder is a resident. While it is the Sponsor's present intention to maintain a secondary market for the units of all such trusts, there is no obligation on its part to do so. Therefore, there is no assurance that a market for units will in fact exist on any given date on which a Unit Holder wishes to sell or exchange his Units; thus there is no assurance that the Exchange Option will be available to any Unit Holder. The Sponsor reserves the right to modify, suspend or terminate this option at any time without further notice to Unit Holders. In the event the Exchange Option is not available to a Unit Holder at the time he wishes to exercise it, the Unit Holder will be immediately notified and no action will be taken with respect to his Units without further instruction from the Unit Holder.

    To exercise the Exchange Option, a Unit Holder should notify the Sponsor of his desire to exchange his Units for one or more units of the Exchange Trusts. If units of the applicable outstanding series of the Exchange Trust are at that time available for sale, the Unit Holder may select the series or group of series for which he desires his Units to be exchanged. The Unit Holder will be provided with a current prospectus or prospectuses relating to each series in which he indicates interest.

    Units of the Exchange Trust trading in the secondary market maintained by the Sponsor, if so maintained, will be sold to the Unit Holder at a price equal to the evaluation price per unit of the securities in that portfolio and the applicable sales charge of $15 per unit of the Exchange Trust. The reduced sales charge for units of any Exchange Trust acquired during the initial offering period for such units will result in a price for such units equal to the offering side evaluation per unit of the securities in the Exchange Trust's portfolio plus accrued interest plus a reduced sales charge of $25 per Exchange Trust unit. The reduced sales charge for a unit holder of an Exchange Trust exchanging into this Series of Government Securities Equity Trust will be $.23 per Unit for Units purchased in the secondary market and $.37 per Unit for Units purchased during the initial offering period. Exchange transactions will be effected only in whole units; thus, any proceeds not used to acquire whole units will be paid to the exchanging Unit Holder unless the Unit Holder adds the amount of cash necessary to purchase one additional whole Exchange Trust unit.

    Owners of units of any registered unit investment trust, other than Prudential Securities Incorporated sponsored trusts, which were initially offered at a minimum applicable sales charge of 3.0% of the public offering price exclusive of any applicable sales charge discounts, may elect to apply the cash proceeds of sale or redemption of those units directly to acquire units of any Exchange Trust trading in the secondary market at the reduced sales charge of $20 per Unit, subject to the terms and conditions applicable to the Exchange Option. To exercise this option, the owner should notify his retail broker. He will be given a prospectus of each series in which he indicates interest, units of which are available. The Sponsor reserves the right to modify, suspend or terminate the option at any time without further notice, including the right to increase the reduced sales charge applicable to this option (but not in excess of $5 more per unit than the corresponding fee then charged for a unit of an Exchange Trust which is being exchanged).

    For example, assume that a Unit Holder, who has three units of a Trust with a 4.25% sales charge and a current price of $1,100 per unit, sells his units and exchanges the proceeds for units of a series of an Exchange Trust with a current price of $950 per unit and an ordinary sales charge of 4.25%. The proceeds from the Unit Holder's units will aggregate $3,300. Since only whole units of an Exchange Trust may be purchased under the Exchange Option, the Holder would be able to acquire four units in the Exchange Trust for a total cost of $3,860 ($3,800 for units and $60 for the $15 per unit sales charge) by adding an extra $560 in cash. Were the Unit Holder to acquire the same number of units at the same time in the regular secondary market maintained by the Sponsor, the price would be $3,968.68 [$3,800 for the units and $168.68 for the 4.25% sales charge (4.439% of the net amount invested)].

Federal Income Tax Consequences

    An exchange of Units pursuant to the Exchange Option will constitute a 'taxable event' under the Code, i.e., a Unit Holder will recognize gain or loss at the time of the exchange except that upon an exchange of Units of this series of the
                                      B-18

Government Securities Equity Trust for units of any other series of Exchange Trusts which are grantor trusts for U.S. federal income tax purposes, the Internal Revenue Service may seek to disallow any loss incurred upon such exchange to the extent that the underlying securities in each trust are substantially identical and the purchase of units of an Exchange Trust that takes place less than thirty-one days after the sale of the Units. Unit Holders are advised to consult their own tax advisors as to the tax consequences of exchanging Units in their particular case. In particular, Unit Holders who exchange Units of this series of the Government Securities Equity Trust for units of any other series of Exchange Trusts within 91 days of acquisition of the Units should consult their tax advisors as to the possible application of
Section 852(f) of the Code to the exchange.

                      REINVESTMENT OF TRUST DISTRIBUTIONS

    Distributions by the Trust, if any, of dividend income received by the Trust and 12b-1 fee amounts paid by the Sponsor, distributions of any net capital gains received in respect of Fund Shares and proceeds of the sale of Fund Shares not used to redeem Units will be made quarterly on or shortly after the Quarterly Distribution Date to Unit Holders of record on the Quarterly Record Date immediately preceding such Quarterly Distribution Date. A Unit Holder will receive such amounts in cash unless such Unit Holder directs The Chase Manhattan Bank, acting as distribution agent, to invest such amounts on behalf of the participating Unit Holder in Fund Shares at such shares' net asset value which shares will be subject to 12b-1 expenses. Investment in Fund Shares is conditioned upon their lawful qualification for sale in the jurisdiction in which the Unit Holder resides. There can be no assurance, however, that such qualification will be obtained.

    The appropriate prospectus will be sent to the Unit Holder. A Unit Holder's election to participate in a reinvestment program will apply to all Units of the Trust owned by such Unit Holder. The Unit Holder should read the prospectus for the reinvestment program carefully before deciding to participate.

                              EXPENSES AND CHARGES

Initial Expenses

    All expenses and charges incurred prior to or in the establishment of the Trust were incurred by the Sponsor, Delaware Distributors and Delaware Management.

Fees

    The Trustee will receive for its services under the Indenture an annual fee in the amount set forth in the 'Summary of Essential Information.'

    For each evaluation of the Treasury Obligations in the Trust, the Evaluator shall receive a fee as set forth in the 'Summary of Essential Information.'

    The Trustee's fees and the Evaluator's fees are payable quarterly on or before each Distribution Date from the Income Account, to the extent funds are available therein and thereafter from the Principal Account. Any of such fees may be increased without approval of the Unit Holders in proportion to increases under the classification 'All Services Less Rent' in the Consumer Price Index published by the United States Department of Labor. The Trustee also receives benefits to the extent that it holds funds on deposit in various non-interest bearing accounts created under the Agreement.

Other Charges

    The following additional charges are or may be incurred by the Trust as more fully described in the Indenture: (a) fees of the Trustee for extraordinary services, (b) expenses of the Trustee (including legal and auditing expenses) and of counsel designated by the Sponsor, (c) various governmental charges, (d) expenses and costs of any action taken by the Trustee to protect the Trust and the rights and interests of the Unit Holders, (e) indemnification of the Trustee for any loss, liability or expenses incurred by it in the administration of the Trust without gross negligence, bad faith, willful misfeasance or willful misconduct on its part or reckless disregard of its obligations and duties, (f) indemnification of the Sponsor for any losses, liabilities and expenses incurred in acting as Sponsor or Depositor under the Indenture without gross negligence, bad faith, willful misfeasance or willful misconduct or reckless disregard of its obligations and duties, (g)
                                      B-19
expenditures incurred in contacting Unit Holders upon termination of the Trust and (h) to the extent then lawful, expenses (including legal, auditing and printing expenses) of maintaining registration or qualification of the Units and/or the Trust under federal or state securities laws subsequent to initial registration so long as the Sponsor is maintaining a market for the Units. The accounts of the Trust will be audited not less frequently than annually by independent public accountants selected by the Sponsor. The cost of such audit will be an expense of the Trust.

    The fees and expenses set forth herein are payable out of the Trust and when paid by or owing to the Trustee are secured by a lien on the Trust. If the cash dividend, capital gains distributions and 12b-1 fee payments made by the Sponsor to the Trust are insufficient to provide for amounts payable by the Trust, the Trustee has the power to sell Fund Shares (not Treasury Obligations) to pay such amounts. To the extent Fund Shares are sold, the size of the Trust will be reduced and the proportions of the types of Securities will change. Such sales might be required at a time when Fund Shares would not otherwise be sold and might result in lower prices than might otherwise be realized. Moreover, due to the minimum amount in which Fund Shares may be required to be sold, the proceeds of such sales may exceed the amount necessary for the payment of such fees and expenses. If the cash dividends, capital gains distributions and 12b-1 fee payments made by the Sponsor to the Trust and proceeds of Fund Shares sold after deducting the ordinary expenses are insufficient to pay the extraordinary expenses of the Trust the Trustee has the power to sell Treasury Obligations to pay such extraordinary expenses.
                                      B-20

                       Government Securities Equity Trust

                            REINVESTMENT APPLICATION

    I/We hereby authorize and direct The Chase Manhattan Bank to apply all distributions that I/we have elected to be reinvested as a registered unitholder(s) of a Government Securities Equity Trust Series towards the purchase of additional shares of the DelCap Fund A Class of the DelCap Fund series of the Delaware Group Equity Funds IV, Inc.

I/We hold Government Securities Equity Trust Series 5

       (This Series can only reinvest into the DelCap Fund A Class of the DelCap Fund series of the Delaware Group Equity Funds IV, Inc.)

    The authorization shall continue in effect until written notice of revocation is given by the certificate holder or his personal representatives.

  Name(s) in Which Unit Trust is Registered
  Social Security or Tax Identification Number
  Signature                                                     DATE
  Signature of Joint Tenant (if any)                            DATE
  My/Our Brokerage Firm Is:
  My/Our Account Number Is:

Forward application to    The Chase Manhattan Bank
                          P.O. Box 888--Cooper Station
                          New York, NY 10276

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                             RIGHTS OF UNIT HOLDERS

Certificates

    Ownership of Units is evidenced by registered certificates executed by the Trustee and the Sponsor. Certificates are transferable or interchangeable upon presentation at the corporate trust office of the Trustee, properly endorsed or accompanied by an instrument of transfer satisfactory to the Trustee and executed by the Unit Holder or his authorized attorney, together with the payment of $2.00, if required by the Trustee (not currently required), or such other amount as may be determined by the Trustee and approved by the Sponsor, and any other tax or governmental charge imposed upon the transfer of Certificates. The Trustee will replace any mutilated, lost, stolen or destroyed Certificate upon proper identification, satisfactory indemnity and payment of charges incurred. Any mutilated Certificate must be presented to the Trustee before any substitute Certificate will be issued.

Certain Limitations

    The death or incapacity of any Unit Holder will not operate to terminate the Trust nor entitle the legal representatives or heirs of such Unit Holder to claim an accounting or to take any other action or proceeding in any court for a partition or winding up of the Trust.

    No Unit Holder shall have the right to vote except with respect to removal of the Trustee or amendment and termination of the Trust as prescribed in the Indenture (see 'Administration of the Trust--Amendment' and 'Administration of the Trust--Termination' herein). Unit Holders shall have no right to control the operation or administration of the Trust in any manner.

Distributions

    The terms of the Treasury Obligations do not provide for periodic payment to the holders thereof of the annual accrual of discount. To the extent that dividends and/or 12b-1 fee payments from the Sponsor become payable with respect to the Fund Shares held in the Trust, the Trustee will collect such amounts as they become payable and credit such amounts to a separate Income Account created pursuant to the Indenture. All other moneys received by the Trustee with respect to the Fund Shares shall be credited to the Principal Account. Quarterly distributions to each Unit Holder of record as of the immediately preceding Quarterly Record Date will be made on the next following Quarterly Distribution Date and shall consist of an amount substantially equal to such Unit Holder's pro rata share of the distributable cash balances in the Income Account and the Principal Account, if any, computed as of the close of business on such Quarterly Record Date. No quarterly distribution will be made if the amount available for distribution is less than $2.50 per 100 Units except that, no less than once a year, on a Quarterly Distribution Date, the Trustee shall distribute the entire cash balances in the Principal and Income Accounts. All funds collected or received will be held by the Trustee in trust without interest to Unit Holders as part of the Trust until required to be disbursed in accordance with the provisions of the Indenture. Such funds will be segregated by separate recordation on the trust ledger of the Trustee so long as such practice preserves a valid preference of Unit Holders under the bankruptcy laws of the United States, or if such preference is not preserved, the Trustee shall handle such funds in such other manner as shall constitute the segregation and holding thereof in trust within the meaning of the Investment Company Act of 1940, as the same may be from time to time amended. To the extent permitted by the Indenture and applicable banking regulations, such funds are available for use by the Trustee pursuant to normal banking procedures.

    The Trustee is authorized by the Indenture to withdraw from the Principal Account to the extent funds are not sufficient in the Income Account such amounts as it deems necessary to establish a reserve for any taxes or other governmental charges that may be payable out of the Trust, which amounts will be credited to a separate Reserve Account. If the Trustee determines that the amount in the Reserve Account is greater than the amount necessary for payment of any taxes or other governmental charges, it will promptly recredit the excess to the Account from which it was withdrawn. In addition, the Trustee may withdraw from the Income Account, to the extent available, that portion of the Redemption Price which represents income. The balance paid on any redemption, including income, if any, shall be withdrawn from the Principal Account of the Trust to the extent that funds are available. If such available balance is insufficient, the Trustee is empowered to sell Securities in order to provide moneys for redemption of Units tendered. (See 'Rights of Unit Holders--Redemption.')
                                      B-21

Reports and Records

    With each distribution, the Trustee will furnish to the Unit Holders a statement of the amount of dividends and other receipts, if any, distributed, expressed in each case as a dollar amount per Unit.

    Within a reasonable time after the end of each calendar year, the Trustee will furnish to each person who was a Unit Holder of record at any time during the calendar year a statement setting forth: (1) as to the Income Account: dividends and other cash amounts received, deductions for payment of applicable taxes and for fees and expenses of the Trust, redemptions of Units, and the balance remaining after such distributions and deductions, expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (2) as to the Principal Account: the dates of disposition and identity of any Securities and the net proceeds received therefrom, deductions for payments of applicable taxes and for fees and expenses of the Trust and redemptions of Units, and the balance remaining after such distributions and deductions, expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (3) a list of the Securities held and the number of Units outstanding on the last business day of such calendar year; (4) the Redemption Price per Unit based upon the last computation thereof made during such calendar year; (5) amounts actually distributed during such calendar year from the Income Account and from the Principal Account, separately stated, expressed both as total dollar amounts and as dollar amounts representing the pro rata share of each Unit outstanding on the last business day of such calendar year; and (6) an annual report of original issue discount accrual.

    The Trustee shall keep available for inspection by Unit Holders at all reasonable times during usual business hours, books of record and account of its transactions as Trustee, including records of the names and addresses of Unit Holders, a current list of Securities in the portfolio and a copy of the Indenture.

Redemption

   Tender of Units

    Units may be tendered to the Trustee for redemption at its corporate trust office at 4 New York Plaza, New York, New York 10004, upon delivery of a request for redemption and the Certificates for the Units requested to be redeemed and payment of any relevant tax. At the present time there are no specific taxes related to the redemption of the Units. No redemption fee will be charged by the Sponsor or the Trustee. Units redeemed by the Trustee will be cancelled.

    Certificates for Units to be redeemed must be properly endorsed or accompanied by a written instrument of transfer, although redemptions without the necessity of Certificate presentation will be effected for record Unit Holders for whom Certificates have not been issued. Unit Holders must sign exactly as their name appears on the face of the Certificate with the signature guaranteed by an officer of a national bank or trust company or by a member firm of either the New York, Midwest or Pacific Stock Exchanges or other financial institution acceptable to the Trustee, if any. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority.

    Within seven calendar days following such tender, or if the seventh calendar day is not a business day, on the first business day prior thereto, the Unit Holder will be entitled to receive in cash an amount for each Unit tendered equal to the Redemption Price per Unit computed as of the Evaluation Time set forth in the 'Summary of Essential Information' on the date of tender (see 'Redemption--Computation of Redemption Price per Unit'). The 'date of tender' is deemed to be the date on which Units are received by the Trustee, except that as regards Units received after the Evaluation time, the date of tender is the next day on which such Exchange is open for trading, and such Units will be deemed to have been tendered to the Trustee on such day for redemption at the Redemption Price computed on that day.

    There is no sales charge incurred when a Unit Holder tenders his Units to the Trustee for redemption. All amounts paid on redemption representing Income will be withdrawn from the Income Account to the extent moneys are available; all other amounts will be paid from the Principal Account. The Trustee is required by the Indenture to sell Fund Shares and Treasury Obligations, to the extent possible in the same ratio as the ratio of Fund Shares and Treasury Obligations then held in the Trust, in order to provide moneys for redemption of Units tendered. To the extent Securities are sold, the size of the Trust will be reduced. Such sales could result in a loss to the Trust. The redemption of a Unit for cash will constitute a taxable event for the Unit Holder under the Code (see 'Tax Status of the Trust').
                                      B-22

   Purchase by the Sponsor of Units Tendered for Redemption

    The Indenture requires that the Trustee notify the Sponsor of any tender of Units for redemption. So long as the Sponsor is maintaining a bid in the secondary market, the Sponsor, prior to the close of business on the second succeeding business day, may purchase any Units tendered to the Trustee for redemption at the price so bid by making payment therefor to the Unit Holder in an amount not less than the Redemption Price and not later than the day on which the Units would otherwise have been redeemed by the Trustee, i.e., the Unit Holder will receive the Redemption Price from the Sponsor within 7 days of the date of tender (see 'Public Offering of Units--Secondary Market'). Units held by the Sponsor may be tendered to the Trustee for redemption as any other Units. The price of any Units resold by the Sponsor will be the Public Offering Price determined in the manner provided in this Prospectus (see 'Public Offering of Units--Public Offering Price'). Any profit resulting from the resale of such Units will belong to the Sponsor which likewise will bear any loss resulting from a reduction in the offering or redemption price subsequent to its acquisition of such Units (see 'Public Offering of Units--Profit of Sponsor').

   Computation of Redemption Price per Unit

    The Redemption Price per Unit is determined as of the Evaluation Time on the day any such determination is made. The Redemption Price is each Unit's pro rata share, determined by the Trustee of the sum of:

        (1) the aggregate bid side evaluation of the Treasury Obligations in the Trust, as determined by the Evaluator and the net asset value of the Fund Shares in the Trust determined as of the Evaluation Time set forth in the 'Summary of Essential Information'; and

        (2) cash on hand in the Trust and dividends receivable on Fund Shares (other than cash deposited by the Sponsor for the purchase of Securities);

less amounts representing (a) accrued taxes and governmental charges payable out of the Trust, (b) the accrued expenses of the Trust, and (c) cash held with respect to previously tendered Units or for distribution to Unit Holders of record as of a date prior to the evaluation, and (d) any Reserve Account ('Redemption Price').

    The right of redemption may be suspended and payment of the Redemption Price per Unit postponed for more than seven calendar days following a tender of Units for redemption for any period during which the New York Stock Exchange is closed, other than for weekend and holiday closing, or trading on that Exchange is restricted or during which (as determined by the Securities and Exchange Commission) an emergency exists as a result of which disposal or evaluation of the Securities is not reasonably practicable, or for such other periods as the Securities and Exchange Commission may by order permit. Neither the Trustee nor the Sponsor is liable to any person or in any way responsible for any loss or damage that may result from any such suspension or postponement. The amount realized by a Unit Holder upon any redemption of Units may be less than the price paid by him for such Units.

                                    SPONSOR

    Prudential Securities Incorporated is a Delaware corporation and is engaged in the underwriting, securities and commodities brokerage business and is a member of the New York Stock Exchange, Inc., other major securities exchanges and commodity exchanges and the National Association of Securities Dealers, Inc. Prudential Securities Incorporated, a wholly-owned subsidiary of Prudential Securities Group Inc. and an indirect wholly-owned subsidiary of The Prudential Insurance Company of America, is engaged in the investment advisory business. Prudential Securities Incorporated has acted as principal underwriter and managing underwriter of other investment companies. In addition to participating as a member of various selling groups or as an agent of other investment companies, Prudential Securities Incorporated executes orders on behalf of investment companies for the purchase and sale of securities of such companies and sells securities to such companies in its capacity as a broker or dealer in securities.

    Prudential Securities Incorporated is distributor for series of Prudential Government Securities Trust, The BlackRock Government Income Trust, Command Government Fund, Command Money Fund, Command Tax-Free Fund, Global Utility Fund, Inc., Nicholas-Applegate Fund, Inc., Prudential Allocation Fund, Prudential California Municipal Fund, Prudential Distressed Securities Fund, Inc., Prudential Diversified Bond Fund, Inc., Prudential Dryden Fund, Prudential Emerging Growth Fund, Inc., Prudential Equity Fund, Inc., Prudential Equity Income Fund, Prudential Europe Growth Fund, Inc., Prudential Global Genesis Fund, Inc., The Prudential Global Government Plus Fund, Inc., Prudential Global Limited Maturity Fund, Inc., Prudential Global Natural Resources Fund, Inc., The Global Total Return Fund, Inc., Prudential Government Income Fund, Prudential High Yield Fund, Inc., Prudential Institutional Liquidity Portfolio, Inc.,

Prudential Intermediate Global Income Fund, Inc., Prudential Jennison Series Fund, Inc., Prudential MoneyMart Assets, Inc., Prudential Mortgage Income Fund, Inc., Prudential Multi-Sector Fund, Inc., Prudential Municipal Bond Fund, Prudential Municipal Series Fund, Prudential National Municipals Fund, Inc., Prudential Pacific Growth Fund, Inc., Prudential Small Companies Fund, Inc., Prudential Special Money Market Fund, Inc., Prudential Structured Maturity Fund, Inc., Prudential Tax-Free Money Fund, Inc., Prudential Utility Fund, Inc., and Prudential World Fund, Inc.

Limitations on Liability

    The Sponsor is liable for the performance of its obligations arising from its responsibilities under the Indenture, but will be under no liability to Unit Holders for taking any action or refraining from any action in good faith or for errors in judgment or responsible in any way for any default, failure or defect in any Security or for depreciation or loss incurred by reason of the sale of any Securities, except in cases of willful misfeasance, bad faith, gross negligence or reckless disregard for its obligations and duties (see 'Sponsor--Responsibility').

Responsibility

    The Trust is not a managed registered investment company. Securities will not be sold by the Trustee to take advantage of ordinary market fluctuations.

    Although the Sponsor and Trustee do not presently intend to dispose of Securities, the Indenture permits the Sponsor to direct the Trustee to dispose of any Security in the Trust for the purpose of redeeming Units tendered for redemption and to dispose of Fund Shares to pay Trust expenses.

    The proceeds resulting from the disposition of any Security in the Trust will be distributed as set forth under 'Rights of Unit Holders--Distributions' to the extent such proceeds are not utilized for the purpose of redeeming Units or paying Trust expenses.

Resignation

    If at any time the Sponsor shall resign under the Indenture or shall fail or be incapable of performing its duties thereunder or shall become bankrupt or its affairs are taken over by public authorities, the Indenture directs the Trustee to either (1) appoint a successor Sponsor or Sponsors at rates of compensation deemed reasonable by the Trustee not exceeding amounts prescribed by the Securities and Exchange Commission, (2) act as Sponsor itself without terminating the Trust or (3) terminate the Trust. The Trustee will promptly notify Unit Holders of any such action. The Sponsor has agreed that any successor Sponsor chosen must be reasonably acceptable to Delaware Management, Delaware Distributors and Delaware Group DelCap Fund, Inc.

                                    TRUSTEE

    The Trustee is The Chase Manhattan Bank, a New York Bank with its principal executive office at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, New York, New York 10004. The Trustee is subject to supervision by the Superintendent of Banks of the State of New York, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System. In connection with the storage and handling of certain Securities deposited in the Trust, the Trustee may use the services of The Depository Trust Company. These services may include safekeeping of the Securities and coupon-clipping, computer book-entry transfer and institutional delivery services. The Depository Trust Company is a limited purpose trust company organized under the Banking Law of the State of New York, a member of the Federal Reserve System and a clearing agency registered under the Securities Exchange Act of 1934.

Limitations on Liability

    The Trustee shall not be liable or responsible in any way for depreciation or loss incurred by reason of the disposition of any moneys, Securities or Certificates or in respect of any evaluation or for any action taken in good faith reliance on prima facie properly executed documents except in cases of willful misfeasance, bad faith, gross negligence or reckless disregard for its obligations and duties. In addition, the Indenture provides that the Trustee shall not be personally liable for any taxes or other governmental charges imposed upon or in respect of the Trust which the Trustee may be required to pay under current or future laws of the United States or any other taxing authority having jurisdiction.
                                      B-24

Responsibility

    The Trustee shall not be liable for any default, failure or defect in any Security or for any depreciation or loss by reason of any such sale of Fund Shares or by reason of the failure of the Sponsor to give directions to the Trustee.

    Additionally, the Trustee may sell Securities designated by the Sponsor, or if not so directed, in its own discretion, for the purpose of redeeming Units tendered for redemption. Fund Shares will be sold first unless the Sponsor is able to sell Treasury Obligations and Fund Shares in the proportionate relationship between the maturity values of the Treasury Obligations and the number of Fund Shares.

    Amounts received by the Trust upon the sale of any Security under the conditions set forth above will be deposited in the Principal Account when received and to the extent not used for the redemption of Units will be distributable by the Trustee to Unit Holders of record on the Quarterly Record Date next prior to a Quarterly Distribution Date.

    For information relating to the responsibilities of the Trustee under the Indenture, reference is also made to the material set forth under 'Rights of Unit Holders' and 'Sponsor--Resignation.'

Resignation

    By executing an instrument in writing and filing the same with the Sponsor, the Trustee and any successor may resign. In such an event the Sponsor is obligated to appoint a successor trustee as soon as possible. If the Trustee becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, the Sponsor may remove the Trustee and appoint a successor as provided in the Indenture. The Sponsor may also remove the Trustee for any other reason that the Sponsor determines to be in the best interest of the Unit Holders. Such resignation or removal shall become effective upon the acceptance of appointment by the successor trustee. If upon resignation of a trustee no successor has been appointed and has accepted the appointment within thirty days after notification, the retiring trustee may apply to a court of competent jurisdiction for the appointment of a successor. The resignation or removal of a trustee becomes effective only when the successor trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor trustee. A successor trustee has the same rights and duties as the original trustee except to the extent, if any, that the Indenture is modified as permitted by its terms.

                                   EVALUATOR

    The Evaluator is Kenny S&P Evaluation Services, a division of J.J. Kenny Co., Inc., with main offices located at 65 Broadway, New York, New York 10006.

Limitations on Liability

    The Trustee, Sponsor and Unit Holders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof. Determinations by the Evaluator under the Indenture shall be made in good faith upon the basis of the best information available to it; provided, however, that the Evaluator shall be under no liability to the Trustee, Sponsor or Unit Holders for errors in judgment. The Evaluator shall, however, be liable for its own willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties under the Indenture.

Responsibility

    The Indenture requires the Evaluator to evaluate the Treasury Obligations on the basis of their bid prices on the last business day of June and December in each year, on the day on which any Unit is tendered for redemption and on any other day such evaluation is desired by the Trustee or is requested by the Sponsor. For information relating to the responsibility of the Evaluator to evaluate the Treasury Obligations, see 'Public Offering of Units--Public Offering Price.'

Resignation

    The Evaluator may resign or may be removed by the Sponsor, and the Sponsor is to use its best efforts to appoint a satisfactory successor. Such resignation or removal shall become effective upon the acceptance of appointment by the successor Evaluator. If upon resignation of the Evaluator no successor accepts appointment within thirty days after notice of resignation, the Evaluator may apply to a court of competent jurisdiction for the appointment of a successor.

                   AMENDMENT AND TERMINATION OF THE INDENTURE

Amendment

    The Indenture may be amended by the Trustee and the Sponsor without the consent of Unit Holders (a) to cure any ambiguity or to correct or supplement any provision thereof which may be defective or inconsistent, (b) to change any provision thereof as may be required by the Securities and Exchange Commission or any successor governmental agency, and (c) to make such other provisions as shall not adversely affect the interest of the Unit Holders; provided that the Indenture may also be amended by the Sponsor and the Trustee with the consent of Unit Holders evidencing 51% of the Units at the time outstanding for the purposes of adding any provisions to or changing in any manner or eliminating any of the provisions of the Indenture or of modifying in any manner the rights of Unit Holders. In no event shall the Indenture be amended so as to increase the number of Units issuable thereunder except as the result of the additional deposits of Securities, to permit the deposit of Securities after the Date of Deposit except in accordance with the terms and conditions of the Indenture as initially adopted, to permit any other acquisition of securities or other property by the Trustee either in addition to or in substitution for any of the Securities on hand in the Trust or to permit the Trustee to vary the investment of the Unit Holders or to empower the Trustee to engage in business or to engage in investment activities not specifically authorized in the Indenture as originally adopted; or so as to adversely affect the characterization of the Trust as a grantor trust for Federal income tax purposes. In the event of any amendment, the Trustee is obligated to promptly notify all Unit Holders of the substance of such amendment.

Termination

    The Trust may be terminated at any time by the consent of the holders of 51% of the Units or by the Trustee upon the direction of the Sponsor when the aggregate net value of all Trust assets as shown by an evaluation made as described under 'Evaluator--Responsibility' is less than 40% of the aggregate maturity values of the Treasury Obligations deposited in the Trust on the Date of Deposit and subsequent thereto calculated after the most recent deposit of Treasury Obligations in the Trust or if there has been a material change in the Fund's objectives or if Replacement Treasury Obligations are not acquired. However, in no event may the Trust continue beyond the Mandatory Termination Date set forth under 'Summary of Essential Information.' In the event of termination, written notice thereof will be sent by the Trustee to all Unit Holders.

    Within a reasonable period after termination, the Trustee will sell any Securities remaining in the Trust (other than Fund Shares for which an in kind distribution has been requested), and, after paying all expenses and charges incurred by the Trust, will distribute to each Unit Holder, upon surrender for cancellation of his Certificate for Units, his pro rata share of: (i) the amount realized upon disposition of the Fund Shares unless the Unit Holder notifies the Trustee in writing of his preference for distribution 'in kind,' (ii) the amount realized upon the disposition or maturity of the Treasury Obligations and (iii) any other assets of the Trust. A Unit Holder may invest the proceeds of the Treasury Obligations in Fund Shares at such shares' net asset value, which shall be subject to 12b-1 expenses. The sale of the Securities in the Trust upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time and, therefore, the amount realized by a Unit Holder on termination may be less than the principal amount of Treasury Obligations represented by the Units held by such Unit Holder.

Tax Impact of In Kind Distribution Upon Termination

    Under the position taken by the Internal Revenue Service in Revenue Ruling 90-7, a distribution by the Trustee to a Unit Holder (or to his agent) of his pro rata share of the Fund Shares in kind upon termination of the Trust will not be a taxable event to the Unit Holder. Such Unit Holder's basis for Fund Shares so distributed (other than any Fund Shares purchased with his pro rata share of the proceeds of Treasury Obligations) will be equal to his basis for the same Fund Shares (previously represented by his Units) prior to such distribution and his holding period for such Fund Shares will be the shorter of the period during which he held his Units and the period for which the Securities were held in the Trust. A Unit Holder will have a taxable gain or loss, which will be a capital gain or loss except in the case of a dealer or a financial institution, when the Unit Holder disposes of such Securities in a taxable transfer.

                                 LEGAL OPINIONS

    The legality of the Units offered hereby has been passed upon by Messrs. Cahill Gordon & Reindel, a partnership including a professional corporation, 80 Pine Street, New York, New York 10005, as special counsel for the Sponsor.

                              INDEPENDENT AUDITORS

    The Statement of Financial Condition and Schedule of Portfolio Securities of the Government Securities Equity Trust included in this Prospectus have been examined by Deloitte & Touche LLP, certified public accountants, as stated in their report appearing herein, and are included in reliance upon such report given upon the authority of that firm as experts in accounting and auditing.

--------------------------------------------------------------------------------

    No person is authorized to give any information or to make any representations with respect to this investment company not contained in this Prospectus; and any information or representation not contained herein must not be relied upon as having been authorized. This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any state to any person to whom it is not lawful to make such offer in such state.
--------------------------------------------------------------------------------

               GOVERNMENT SECURITIES EQUITY TRUST
                            Series 5
                      Table of Contents
                                                            Page
                                                           -----
Summary of Essential Information........................    A-iv
Independent Auditors' Report............................     A-1
Statement of Financial Condition........................     A-2
Schedule of Portfolio Securities........................     A-8
The Trust...............................................     B-1
    Trust Formation.....................................     B-1
    Securities Selection................................     B-2
    Stripped U.S. Treasury Obligations..................     B-2
   Delaware Group Equity Funds IV, Inc.--DelCap Fund
      series............................................     B-2
    General Information Regarding the Fund..............     B-3
    Investment Strategies and Restrictions..............     B-5
    Options on Stock Indices............................     B-6
    Foreign Securities..................................     B-7
    Rule 144A Securities................................     B-7
    Portfolio Loan Transactions.........................     B-8
    Net Asset Value of the Fund Shares..................    B-10
    The Fund's Investment Manager.......................    B-10
    The Fund's Plan of Distribution.....................    B-11
    Risk of Investment in Units.........................    B-11
    The Units...........................................    B-12
Tax Status of the Trust.................................    B-12
Retirement Plans........................................    B-15
Public Offering of Units................................    B-15
    Public Offering Price...............................    B-15
    Public Distribution.................................    B-15
    Secondary Market....................................    B-16
    Profit of Sponsor...................................    B-16
    Volume Discount.....................................    B-17
    Employee Discount...................................    B-17
Exchange Option.........................................    B-17
    Federal Income Tax Consequences.....................    B-18
Reinvestment of Trust Distributions.....................    B-19
Expenses and Charges....................................    B-19
    Initial Expenses....................................    B-19
    Fees................................................    B-19
    Other Charges.......................................    B-19
Rights of Unit Holders..................................    B-21
    Certificates........................................    B-21
    Certain Limitations.................................    B-21
    Distributions.......................................    B-21
    Reports and Records.................................    B-22
    Redemption..........................................    B-22
Sponsor.................................................    B-23
    Limitations on Liability............................    B-24
    Responsibility......................................    B-24
    Resignation.........................................    B-24
Trustee.................................................    B-24
    Limitations on Liability............................    B-24
    Responsibility......................................    B-25
    Resignation.........................................    B-25
Evaluator...............................................    B-25
    Limitations on Liability............................    B-25
    Responsibility......................................    B-25
    Resignation.........................................    B-25
Amendment and Termination of the Indenture..............    B-26
    Amendment...........................................    B-26
    Termination.........................................    B-26
    Tax Impact of In Kind Distribution Upon
    Termination.........................................    B-26
Legal Opinions..........................................    B-27
Independent Auditors....................................    B-27

                                    Sponsor

                       Prudential Securities Incorporated
                               One Seaport Plaza
                                199 Water Street
                            New York, New York 10292

                                    Trustee

                            The Chase Manhattan Bank
                                270 Park Avenue
                            New York, New York 10017

                                   Evaluator

                        Kenny S & P Evaluation Services
                                  65 Broadway
                            New York, New York 10006

                                  Fund Shares

                             Delaware Group Equity
                       Funds IV, Inc.--DelCap Fund series
                               1818 Market Street
                             Philadelphia, PA 19103

This Post-Effective Amendment to the Registration Statement on
Form S-6 comprises the following papers and documents:

   The facing sheet on Form S-6.

   The Prospectus.

   Signatures.

   Consent of independent public accountants and consent of evaluator; all other consents were previously filed.

   The following Exhibits:

       ***Ex-3.(i)   -    Certificate of Incorporation of
                            Prudential Securities Incorporated
                            dated March 29, 1993.
   *******Ex-3.(ii)  -    Revised By-Laws of Prudential
                            Securities Incorporated as amended
                            through September 28, 1998.
        **Ex-4.a     -    Trust Indenture and Agreement dated
                            May 16, 1989.
         *Ex-23      -    Consent of Kenny S&P Evaluation
                            Services, a division of J.J. Kenny
                            Co., Inc. (as evaluator)
      ****Ex-24      -    Powers of Attorney executed by a
                            majority of the Board of Directors of
                            Prudential Securities Incorporated.
          Ex-99      -    Information as to Officers and
                            Directors of Prudential Securities
                            Incorporated is incorporated by
                            reference to Schedules A and D of
                            Form BD filed by Prudential
                            Securities Incorporated pursuant to
                            Rules 15b-1 and 15b3-1 under the
                            Securities Exchange Act of 1934 (1934
                            Act File No. 8-16267).
     *****Ex-99.2    -    Affiliations of Sponsor with other
                            investment companies.
     *****Ex-99.3    -    Broker's Blanket Policies, Standard
                            Form No. 14 in the aggregate amount
                            of $62,500,000.
    ******Ex-99.4    -    Investment Advisory Agreement.

      ____________________

*         Filed herewith.

** Incorporated by reference to exhibit of same designation filed with the Securities and Exchange Commission as an exhibit to the Registration Statement under the Securities Act of 1933 of

          Government Securities Equity Trust Series 1, Registration
          No. 33-25710.

*** Incorporated by reference to exhibit of same designation filed with the Securities and Exchange Commission as an exhibit to the Registration Statement under the Securities Act of 1933 of Government Securities Equity Trust Series 5, Registration
          No. 33-57992.

**** Incorporated by reference to exhibit of same designation filed with the Securities and Exchange Commission as an exhibit to the Registration Statement under the Securities Act of 1933 of National Municipal Trust, Series 172, Registration No. 33-54681, National Equity Trust, Top Ten Portfolio Series 3, Registration No. 333-15919 and National Equity Trust, Low Five Portfolio Series 17, Registration No. 333-44543.

***** Incorporated by reference to exhibit of same designation filed with the Securities and Exchange Commission as an exhibit to the Registration Statement under the Securities Act of 1933 of Prudential Unit Trusts, Insured Tax-Exempt Series 1,
          Registration No. 2-89263.

****** Incorporated by reference to exhibit of same designation filed with the Securities and Exchange Commission as an exhibit to the Registration Statement under the Securities Act of 1933 of National Municipal Trust, Insured Series 43, Registration
          No. 33-29314.

******* Incorporated by reference to exhibit of same designation filed with the Securities and Exchange Commission as an exhibit to the Registration Statement under the Securities Act of 1933 of National Municipal Trust, Series 186, Registration No. 33-54697 and National Equity Trust, S&P 500 Strategy Trust Series 2, Registration NO. 333-39521.

                               SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933, the registrant, Government Securities Equity Trust Series 5 certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement or amendment thereto to be signed on its behalf by the undersigned thereunto duly authorized, in the City of New York, and State of New York on the 28th day of July, 1999.

        Government Securities Equity Trust Series 5
        (Registrant)

        By PRUDENTIAL SECURITIES INCORPORATED
             (Depositor)

        By the following persons,a who
           constitute a majority of the
           Board of Directors of Prudential
           Securities Incorporated

             A. Laurence Norton, Jr.
             Leland B. Paton
             Martin Pfinsgraff
             Vincent T. Pica II
             James D. Price
             Hardwick Simmons
             Lee B. Spencer, Jr.


                  By   /s/ Kenneth Swankie
                          (Kenneth Swankie,
                           Senior Vice President,
                           Manager - Unit Investment
                           Trust Department, as
                           authorized signatory for
                           Prudential Securities
                           Incorporated and Attorney-
                           in-Fact for the persons
                           listed above)

      *    Pursuant to Powers of Attorney previously filed.

                    CONSENT OF COUNSEL

   The consent of counsel to the use of its name in the Prospectus included in this Registration Statement is contained in its opinion filed as Exhibit 5 to this Registration Statement.

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

                        CONSENT OF INDEPENDENT AUDITORS

We consent to the use of our report, dated July 15, 1999, accompanying the financial statements of the Government Securities Equity Trust Series 5 included herein, and to the reference to our Firm as experts under the heading "Auditors" in the Prospectus which is a part of this registration statement.

DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

July 26, 1999
New York, New York
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